UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: May 31
Date of reporting period: May 31, 2008

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT / MAY 31, 2008 Western Asset Institutional Money Market Fund Western Asset Institutional Government Money Market Fund Western Asset Institutional Municipal Money Market Fund
Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

Western Asset Institutional Money Market Fund and Western Asset Institutional Government Money Market Fund each seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Western Asset Institutional Municipal Money Market Fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity.

What’s inside
Letter from the chairman	I
Funds overview	1
Fund at a glance:
Western Asset Institutional Money Market Fund	7
Western Asset Institutional Government Money Market Fund	8
Western Asset Institutional Municipal Money Market Fund	9
Fund expenses	10
Schedules of investments	12
Statements of assets and liabilities	40
Statements of operations	41
Statements of changes in net assets	42
Financial highlights	45
Notes to financial statements	48
Report of independent registered public accounting firm	59
Additional information	60
Important tax information	67

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened significantly during the 12-month reporting period ended May 31, 2008. Second quarter 2007 U.S. gross domestic product (“GDP”)[i] growth was 3.8% and third quarter 2007 GDP growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that first quarter 2008 GDP growth was a modest 1.0%. While it was once debated whether or not the U.S. would fall into a recession, it is now looking more likely that the U.S. could experience a mild recession. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first five months of 2008 and the unemployment rate rose to 5.5% in May, its highest level since October 2004.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the reporting period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates on six more occasions through the end of the reporting period, bringing the federal funds rate to 2.00% as of May 31, 2008. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-

Legg Mason Partners Institutional Trust I I

Letter from the chairman continued

March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the 12-month reporting period ended May 31, 2008, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market crisis and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Longer-term Treasury yields then moved higher at the end of the reporting period, as record high oil prices and rising food prices triggered inflationary concerns.

Overall, during the 12 months ended May 31, 2008, two-year Treasury yields fell from 4.92% to 2.66%. Over the same time frame, 10-year Treasury yields fell from 4.90% to 4.06%. Short-term yields fell sharply in concert with the Fed’s rate cuts, while longer-term yields fell less dramatically due to inflationary concerns, resulting in a steepening of the U.S. yield curveiv.

During the reporting period, the yields available from money market instruments fluctuated and ultimately moved lower given the Fed’s accommodative monetary policy. The current market challenges have not affected the Funds’ $1.00 share price. Additionally, we believe that the current situation should not affect the Funds’ $1.00 share price, going forward. Over time, we also believe that the Funds’ returns should remain competitive. One of the Funds, Western Asset Institutional Money Market Fund, entered into a capital support arrangement for one of its portfolio securities. For further details, please refer to Note 9 in the “Notes to financial statements”.

Please read on for a more detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance.

II | Legg Mason Partners Institutional Trust

Information about your funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to financial statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 27, 2008

[i]          Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii         The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii         The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv         The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

Legg Mason Partners Institutional Trust | III

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Funds overview

Q. What is each Fund’s investment strategy?

A. The Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”) seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The Fund invests in high-quality U.S. dollar-denominated short-term debt securities, primarily obligations of U.S. and non-U.S. financial institutions and commercial paper. The Fund may invest in all types of money market instruments, including commercial paper, asset-backed commercial paper and other mortgage- and asset-backed securities, structured investments, other short-term debt securities and repurchase agreements.

The Western Asset Institutional Government Money Market Fund (“Institutional Government Money Market Fund”) seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The Fund invests exclusively in short-term U.S. government obligations, which are securities issued or guaranteed by the U.S. government, or any of its agencies and instrumentalities, and related repurchase agreements.

The Western Asset Institutional Municipal Money Market Fund (“Institutional Municipal Money Market Fund”) seeks maximum current income exempt from regular federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. Under normal circumstances, the Fund invests at least 80% of its assets in high-quality short-term investment grade “municipal securities” whose interest is exempt from regular federal income taxes.

Each of the Funds invests only in high-quality securities, which are those rated, at the time of purchase, by a nationally recognized statistical rating organization in one of the two highest short-term rating categories or, if unrated, are deemed by Western Asset Management Company (“Western Asset”), the Fund’s subadviser, to be of equivalent quality. The Funds may invest in “structured securities” specifically structured so they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features.

Western Asset utilizes a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio managers, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Funds’ reporting period?

A. During the fiscal year, the U.S. bond market experienced periods of increased volatility. Changing perceptions regarding the economy, inflation and

Legg Mason Partners Institutional Trust 2008 Annual Report | 1

Funds overview continued

future Federal Reserve Board (“Fed”)[i] monetary policy caused bond prices to fluctuate. Two- and 10-year Treasury yields began the reporting period at 4.92% and 4.90%, respectively. Treasury yields then moved sharply higher as incoming economic data improved and inflationary pressures increased. By mid-June 2007, two- and 10-year Treasurys were yielding 5.10% and 5.26%, respectively, and market sentiment was that the Fed’s next move would be to raise interest rates.

However, after their June peaks, Treasury yields moved lower, as concerns regarding the subprime mortgage market and a severe credit crunch triggered a massive “flight to quality.” Investors were drawn to the relative safety of Treasurys, causing their yields to fall and their prices to rise. At the same time, increased investor risk aversion caused other segments of the bond market to falter. As conditions in the credit market worsened in August 2007, central banks around the world took action by injecting approximately $500 billion of liquidity into the financial system. Additionally, the Fed began lowering the discount rateii and the federal funds rateiii in August and September 2007, respectively. While this initially helped ease the credit crunch, continued subprime mortgage write-offs and weak economic data triggered additional flights to quality in November 2007 and the first quarter of 2008. As of May 31, 2008, two- and 10-year Treasury yields had fallen to 2.66% and 4.06%, respectively. While the Fed attempted to stimulate growth by cutting short-term interest rates from 5.25% to 2.00% over the course of the reporting period, by the end of May, it was generally assumed that the U.S. could be headed for a mild recession.

Q. How did we respond to these changing market conditions?

A. Over the last year, as liquidity conditions deteriorated, we reduced the Institutional Money Market Fund’s exposure to asset-backed commercial paper and other structured securities. We shifted into sectors which provided more favorable liquidity characteristics, such as certificates of deposit and commercial paper issued by large money center banks, and U.S. government agency securities.

The Institutional Government Money Market Fund maintained a diverse portfolio among the various government agencies. We also added Treasury bills to the Fund’s portfolio. As Treasury bill supply increased, their spreads versus other money market securities narrowed, making Treasury bills an attractive alternative for the portfolio.

We proactively managed the Institutional Municipal Money Market Fund’s portfolio. The portfolio was mostly divested of its Variable Rate Demand Notes (“VRDNs”)iv from weaker insurers before the market began to confront the troubles associated with select monoline insurance companies. This proved to be extremely beneficial to the Fund’s performance, as several monoline insurers were subsequently downgraded.

2 | Legg Mason Partners Institutional Trust 2008 Annual Report

Performance review

Institutional Money Market Fund

As of May 31, 2008, the seven-day current yield for Class A shares of Institutional Money Market Fund was 2.64% and the seven-day effective yield, which reflects compounding, was 2.67%.[1]

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have remained unchanged.

Institutional Government Money Market Fund

As of May 31, 2008, the seven-day current yield for Class A shares of Institutional Government Money Market Fund was 2.18% and the seven-day effective yield, which reflects compounding, was 2.20%.[1]

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have been 2.15% and the seven-day effective yield would have been 2.17%.

Institutional Municipal Money Market Fund

As of May 31, 2008, the seven-day current yield for Class A shares of Institutional Municipal Money Market Fund was 1.65% and the seven-day effective yield, which reflects compounding, was 1.67%.[1]

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have been 1.63% and the seven-day effective yield would have been 1.64%.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]         The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Legg Mason Partners Institutional Trust 2008 Annual Report | 3

Funds overview continued

LEGG MASON PARTNERS INSTITUTIONAL TRUST (CLASS A SHARES) Yields as of May 31, 2008 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Institutional Money Market Fund	2.64%	2.67%
Institutional Government Money Market Fund	2.18%	2.20%
Institutional Municipal Money Market Fund	1.65%	1.67%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current and effective yields for Class A shares of the Institutional Money Market Fund would have remained unchanged; the seven-day current and effective yields for Class A shares of the Institutional Government Money Market Fund would have been 2.15% and 2.17%, respectively; and the seven-day current and effective yields for Class A shares of the Institutional Municipal Money Market Fund would have been 1.63% and 1.64%, respectively.

An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Q. What were the leading contributors to performance?

A. For the Institutional Money Market and Institutional Government Money Market Funds, we maintained a long average maturity relative to their respective peers, enabling the Funds to lock in higher yields for a longer period as the Fed aggressively lowered short-term interest rates.

The Institutional Municipal Money Market Fund held a combination of short-term municipal notes, commercial paper and higher-quality VRDNs. Our strategy of investing in only top tier securities with an emphasis on maintaining a well-diversified portfolio remained unchanged and enhanced the Fund’s performance during the fiscal year.

Q. What were the leading detractors from performance?

A. There were no significant detractors from performance in either the Institutional Money Market Fund or the Institutional Government Money Market Fund.

[1]         The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

4 | Legg Mason Partners Institutional Trust 2008 Annual Report

In terms of the Institutional Municipal Money Market Fund, downgrades to the monoline insurers, along with uncertainty in the auction rate securities market, caused major dislocations within the short-term municipal market. Pricing varied dramatically, with yields from VRDNs secured by weaker insurers reaching high levels, while VRDNs backed by letters of credit were yielding much less. Safer VRDNs were viewed as considerably more liquid by the market and, therefore, their availability became very limited. If the Fund had a greater exposure to lower-quality VRDNs, it may have boosted its yield, but we did not believe this was prudent given our focus on safety of principal in this very difficult market environment.

Q. Were there any significant changes to the Funds during the reporting period?

A. For the Institutional Money Market Fund, we recently increased its exposure to floating rate notes. Floating rate notes can enhance portfolio returns in an environment where the Fed is likely to maintain a relatively stable policy stance.

There were no significant changes to the Institutional Government Money Market Fund during the reporting period.

There were no significant changes to the Institutional Municipal Money Market Fund during the period, except for our sale of variable rate holdings that were backed by the weaker insurers (Financial Guaranty Insurance Company, AMBAC and MBIA).

Thank you for your investment in Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Municipal Money Market Fund. As always, we appreciate that you have chosen us to manage your assets, and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Western Asset Management Company

June 17, 2008

Legg Mason Partners Institutional Trust 2008 Annual Report | 5

Funds overview continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in each of these Funds. Certain investors in Institutional Municipal Money Market Fund may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Funds that invest in structured securities (such as those issued by Structured Investment Vehicles, or “SIVs”), which are collateralized by residential real estate mortgages, are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure value of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values. Please see the Funds’ prospectuses for more information on these and other risks.

[i]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii	The discount rate is the interest rate charged by the U.S. Federal Reserve Bank on short-term loans (usually overnight or weekend) to banks.
iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	Variable Rate Demand Notes (“VRDNs”) are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

6 | Legg Mason Partners Institutional Trust 2008 Annual Report

Fund at a glance (unaudited)

Western Asset Institutional Money Market Fund

INVESTMENT BREAKDOWN (%) As a percent of total investments — May 31, 2008

Legg Mason Partners Institutional Trust 2008 Annual Report | 7

Fund at a glance (unaudited) continued

Western Asset Institutional Government Money Market Fund

INVESTMENT BREAKDOWN (%) As a percent of total investments — May 31, 2008

8 | Legg Mason Partners Institutional Trust 2008 Annual Report

Western Asset Institutional Municipal Money Market Fund

INVESTMENT BREAKDOWN (%) As a percent of total investments — May 31, 2008

Legg Mason Partners Institutional Trust 2008 Annual Report | 9

Fund expenses (unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2007 and held for the six months ended May 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE PERIOD	EXPENSES PAID DURING THE PERIOD[3]
Western Asset Institutional
Money Market Fund - Class A	1.91%	$1,000.00	$1,019.10	0.23%	$1.16
Western Asset Institutional
Government Money Market
Fund - Class A	1.66	1,000.00	1,016.60	0.18	0.91
Western Asset Institutional
Municipal Money Market
Fund - Class A	1.22	1,000.00	1,012.20	0.23	1.16

1	For the six months ended May 31, 2008.
2

Assumes reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total returns would have been lower. Past performance is no guarantee of future results.

3

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

10 | Legg Mason Partners Institutional Trust 2008 Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Western Asset Institutional
Money Market Fund - Class A	5.00%	$1,000.00	$1,023.85	0.23%	$1.16
Western Asset Institutional
Government Money Market
Fund - Class A	5.00	1,000.00	1,024.10	0.18	0.91
Western Asset Institutional
Municipal Money Market
Fund - Class A	5.00	1,000.00	1,023.85	0.23	1.16

1	For the six months ended May 31, 2008.
2

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Institutional Trust 2008 Annual Report | 11

Schedules of investments

May 31, 2008

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 99.6%
	Bank Note — 1.3%
$46,000,000	Bank of America NA, 2.716% due 8/11/08 (a)	$45,986,288
	Certificates of Deposit — 29.0%
25,000,000	Allied Irish Banks, 3.035% due 10/24/08	25,009,896
	Banco Bilbao Vizcaya:
50,000,000	2.710% due 10/8/08	50,005,303
25,000,000	2.805% due 11/26/08	25,000,610
25,000,000	Bank of Scotland PLC, 3.500% due 10/22/08	25,037,921
25,000,000	Bank of Tokyo, 2.750% due 8/5/08	25,000,000
25,000,000	Bank of Tokyo Mitsubishi, 2.650% due 8/19/08	25,000,000
	Barclays Bank PLC NY:
25,000,000	3.050% due 8/25/08	25,000,000
25,000,000	3.125% due 4/17/09	25,000,000
	BNP Paribas NY:
50,000,000	4.850% due 6/13/08	50,000,000
14,000,000	2.630% due 10/2/08	13,996,640
25,000,000	2.740% due 11/24/08	25,000,000
30,000,000	Calyon NY, 3.010% due 8/25/08	30,000,000
	Canadian Imperial Bank:
49,000,000	2.380% due 7/7/08 (a)	49,000,000
40,000,000	2.774% due 7/18/08 (a)	40,001,959
25,000,000	Deutsche Bank AG NY, 2.720% due 8/1/08	25,000,000
50,000,000	Deutsche Bank NY, 2.589% due 9/22/08 (a)	50,038,078
	Dexia Credit Local SA:
25,000,000	2.530% due 6/20/08	24,999,738
23,500,000	2.690% due 8/7/08	23,502,481
25,000,000	Fortis Bank NY, 2.326% due 6/30/08 (a)	24,994,037
36,300,000	Fortis Bank SA/NV-New York, NY, 2.646% due 9/30/08 (a)	36,329,670
20,000,000	HBOS Treasury Services NY, 5.420% due 6/16/08	19,999,763
25,000,000	Lloyds Bank PLC, 2.580% due 6/9/08	25,000,000
50,000,000	Nordea Bank Finland NY, 4.820% due 10/22/08	50,423,705
25,000,000	Rabobank Nederland N Y, 2.900% due 7/22/08	25,001,055
	Royal Bank of Canada NY:
30,000,000	2.750% due 7/2/08	30,000,000
50,000,000	2.970% due 8/28/08	50,000,000
67,300,000	Sanpaolo IMI NY Branch, 4.100% due 1/5/09	67,694,591
	Svenska Handelsbanken NY:
25,000,000	5.325% due 6/4/08	24,999,911
20,000,000	2.610% due 10/1/08	19,993,901
25,000,000	Toronto Dominion Bank, 2.650% due 9/29/08	25,000,000
25,000,000	Unicredito Italiano SpA NY, 3.010% due 8/11/08	25,005,303
50,000,000	Wachovia Bank NA, 3.117% due 1/27/09 (a)	50,000,000
	Total Certificates of Deposit	1,031,034,562

See Notes to Financial Statements.

12 | Legg Mason Partnes Institutional Trust 2008 Annual Report

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
	Certificates of Deposit (Euro) — 2.8%
$25,000,000	Banco Santander, 4.190% due 7/15/08	$25,000,299
25,000,000	Credit Agricole SA, 2.700% due 8/1/08	24,999,992
50,000,000	HSBC Bank PLC, 3.030% due 7/28/08	49,994,481
	Total Certificates of Deposit (Euro)	99,994,772
	Commercial Paper — 36.1%
40,000,000	Allied Irish Banks NA, 3.000% due 6/20/08 (b)(c)	39,937,300
25,000,000	Allied Irish Banks PLC, 2.856% due 9/8/08 (b)(c)	24,806,469
30,000,000	Australia & New Zealand Banking, 2.575% due 8/13/08 (b)(c)	29,844,267
	Bank of America Corp.:
30,000,000	2.859% due 7/11/08 (b)	29,905,667
24,402,000	2.679% due 8/26/08 (b)	24,247,522
	Bank of Ireland:
35,000,000	3.000% due 6/16/08 (b)(c)	34,956,687
30,000,000	2.749% due 8/15/08 (b)(c)	29,829,375
34,000,000	Bank of Scotland PLC, 3.104% due 7/22/08 (b)	33,852,610
25,000,000	Barclays U.S. Funding LLC, 2.749% due 7/9/08 (b)	24,927,958
	BNZ International Funding Ltd.:
25,000,000	2.718% due 7/11/08 (b)(c)	24,925,000
30,000,000	2.781% due 9/5/08 (b)(c)	29,779,600
40,325,000	CBA (Delaware) Finance Inc., 2.711% due 9/5/08 (b)	40,036,811
	Danske Corp.:
40,000,000	2.699% due 7/11/08 (b)(c)	39,880,889
25,000,000	2.780% due 8/4/08 (b)(c)	24,877,333
	Depfa Bank PLC:
25,000,000	4.562% due 6/5/08 (b)(c)	24,987,569
25,000,000	2.848% due 6/18/08 (b)(c)	24,966,590
25,000,000	2.719% due 8/7/08 (b)(c)	24,874,375
25,000,000	Dexia Delaware, 2.739% due 7/11/08 (b)	24,924,444
30,000,000	General Electric Capital Co., 2.562% due 9/30/08 (b)	29,744,892
30,000,000	ING Funding LLC, 2.706% due 9/10/08 (b)	29,774,433
25,000,000	JPMorgan Chase, 2.476% due 9/2/08 (b)	24,841,771
	Natixis:
40,000,000	2.825% due 6/20/08 (b)(c)	39,940,678
40,000,000	2.678% due 8/15/08 (b)(c)	39,778,333
25,000,000	Nordea NA, 2.679% due 7/17/08 (b)	24,915,028
20,677,000	Pepsi Bottling Group Inc., 2.340% due 6/2/08 (b)(c)	20,675,656
	Royal Bank of Scotland PLC:
34,100,000	4.276% due 6/9/08 (b)(c)	34,068,173
30,000,000	2.725% due 9/8/08 (b)(c)	29,777,250
25,000,000	San Paolo IMI U.S. Financial Co., 2.793% due 10/28/08 (b)	24,714,417
	Skandinaviska Enskilda Banken:
30,000,000	2.465% due 6/9/08 (b)(c)	29,983,600
30,000,000	2.718% due 8/4/08 (b)(c)	29,856,000
25,000,000	2.703% due 9/12/08 (b)(c)	24,808,305

See Notes to Financial Statements.

Legg Mason Partnes Institutional Trust 2008 Annual Report | 13

Schedules of investments continued

May 31, 2008

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
	Commercial Paper — 36.1% continued
	Societe Generale N.A.:
$22,500,000	2.590% due 7/7/08 (b)	$22,442,175
25,000,000	2.817% due 9/8/08 (b)	24,808,188
30,000,000	3.046% due 10/30/08 (b)	29,622,500
30,000,000	Svenska Handelsbanken NY, 2.566% due 8/25/08 (b)	29,819,375
	Swedbank:
50,000,000	2.816% due 6/4/08 (b)	49,988,333
40,000,000	2.814% due 6/5/08 (b)	39,987,556
	Toronto Dominion Holdings:
32,400,000	2.617% due 8/4/08 (b)(c)	32,250,240
25,000,000	2.629% due 9/3/08 (b)(c)	24,830,278
40,000,000	UBS Finance Delaware LLC, 3.008% due 7/21/08 (b)	39,835,000
25,000,000	Unicredito Italiano SpA NY, 3.023% due 7/17/08 (b)(c)	24,904,167
	Westpac Banking Corp.:
25,000,000	2.810% due 8/1/08 (b)(c)	24,881,812
25,000,000	2.676% due 9/12/08 (b)(c)	24,811,167
	Total Commercial Paper	1,282,619,793
	Corporate Bonds & Notes — 4.1%
20,000,000	Fortis Bank NY, 2.788% due 7/18/08 (a)(c)	19,998,297
50,000,000	Rabobank Nederland NV, 2.900% due 4/30/09 (a)(c)	50,000,000
50,000,000	Royal Bank of Canada, 3.233% due 5/15/09 (a)(c)	50,000,000
25,000,000	Royal Bank of Scotland Group PLC, 2.120% due 6/6/08 (a)(c)	25,000,089
	Total Corporate Bonds & Notes	144,998,386
	Medium-Term Notes — 8.1%
50,000,000	Axon Financial Funding LLC, 2.706%, 8/14/08 (d)(e)(f)(h)	50,000,000
30,000,000	Commonwealth Bank of Australia, 2.704% due 12/18/08 (a)(c)	30,008,088
60,000,000	General Electric Capital Corp., 2.170% due 1/27/09 (a)	60,000,000
22,300,000	JPMorgan Chase & Co., 3.170% due 3/9/09 (a)	22,307,118
	Orion Finance USA LLC:
35,000,000	3.064%, 8/21/08 (d)(f)(g)	35,000,000
40,000,000	2.639%, 8/21/08 (d)(f)(g)	40,000,000
50,000,000	Toyota Motor Credit Corp., 2.210% due 2/12/09 (a)	50,000,000
	Total Medium-Term Notes	287,315,206
	U.S. Government Agencies — 13.1%
	Federal Farm Credit Bank (FFCB), Bonds:
20,000,000	2.360% due 9/24/09 (a)	19,994,824
25,000,000	2.514% due 11/9/09 (a)	25,000,000
50,000,000	2.080% due 9/22/08 (a)	50,000,000
	Federal Home Loan Bank (FHLB):
50,000,000	2.478% due 11/21/08 (a)	50,000,000
25,000,000	2.554% due 12/3/08 (a)	25,000,000
75,000,000	2.270% due 4/8/09 (a)	75,000,000

See Notes to Financial Statements.

14 | Legg Mason Partners Institutional Trust 2008 Annual Report

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
	U.S. Government Agencies — 13.1% continued
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
$20,000,000	2.187% due 9/25/08 (b)	$19,860,155
50,000,000	2.145% due 3/30/09 (b)	49,119,167
50,000,000	Notes, 2.599% due 10/8/09 (a)	49,990,474
	Federal National Mortgage Association (FNMA), Notes:
50,000,000	2.060% due 1/23/09 (a)	49,996,767
50,000,000	2.250% due 9/3/09 (a)	50,000,000
	Total U.S. Government Agencies	463,961,387
	U.S. Treasury Bills — 1.6%
25,000,000	U.S. Cash Management Bill, 2.102% due 6/16/08 (b)	24,978,125
30,000,000	U.S. Treasury Bills, 1.527% due 10/23/08 (b)	29,818,200
	Total U.S. Treasury Bills	54,796,325
	Repurchase Agreement — 3.5%
125,579,000	Deutsche Bank Securities Inc., tri-party repurchase agreement,
	dated 5/30/08, 2.300% due 6/2/08; Proceeds at maturity —
	$125,603,069; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 5.950% due 8/19/08 to 11/7/36;
	Market value — $128,091,465)	125,579,000
	TOTAL INVESTMENTS — 99.6% (Cost — $3,536,285,719#)	3,536,285,719
	Other Assets in Excess of Liabilities — 0.4%	14,159,911
	TOTAL NET ASSETS — 100.0%	$3,550,445,630
(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
(b)	Rate shown represents yield-to-maturity.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Date shown is the next date of the next interest rate change. Both principal and interest are currently in default.
(e)	On November 20, 2007, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.
(f)	Illiquid security.
(g)	On January 14, 2008, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.
(h)	Subsequent to the reporting period, on June 30, 2008, the Fund entered into a Capital Support Agreement for the Fund’s holding in this security (see Note 9).
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 15

Schedules of investments continued

May 31, 2008

WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 100.3%
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 95.6%
	U.S. Government Agencies — 88.0%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$40,000,000	2.200% due 4/16/09	$39,994,842
100,000,000	2.110% due 9/25/09 (a)	99,933,967
40,000,000	2.514% due 11/9/09 (a)	40,000,000
100,000,000	1.960% due 6/13/08 (a)	99,999,299
25,000,000	2.368% due 6/18/08 (a)	24,999,885
2,500,000	1.950% due 7/28/08 (a)	2,499,474
125,000,000	2.050% due 8/1/08 (a)	125,000,000
4,000,000	1.960% due 8/7/08 (a)	3,999,088
100,000,000	2.368% due 9/17/08 (a)	99,997,065
75,000,000	2.080% due 9/22/08 (a)	75,000,000
50,000,000	2.050% due 11/3/08 (a)	49,997,911
50,000,000	1.990% due 11/5/08 (a)	50,000,000
50,000,000	2.000% due 11/13/08 (a)	50,000,000
78,000,000	2.030% due 11/21/08 (a)	77,993,368
75,000,000	2.040% due 12/17/08 (a)	74,995,971
50,000,000	1.960% due 1/23/09 (a)	49,998,595
50,000,000	2.050% due 2/6/09 (a)	50,000,000
30,000,000	2.868% due 3/6/09 (a)	29,998,274
25,000,000	1.960% due 5/15/09 (a)	24,997,620
100,000,000	2.341% due 9/21/09 (a)	99,935,128
75,000,000	2.120% due 3/5/10 (a)	75,000,000
	Discount Notes:
30,000,000	4.207% due 6/24/08 (b)	29,921,033
30,000,000	4.208% due 6/25/08 (b)	29,917,600
2,250,000	4.208% due 6/26/08 (b)	2,243,563
12,577,000	2.545% due 6/30/08 (b)	12,551,469
31,000,000	2.525% due 7/11/08 (b)	30,913,889
10,000,000	5.095% due 7/22/08 (b)	9,931,292
50,000,000	2.517% due 7/23/08 (b)	49,820,167
50,000,000	2.460% due 8/19/08 (b)	49,733,375
8,288,000	2.494% due 8/28/08 (b)	8,238,162
60,000,000	2.477% due 12/1/08 (b)	59,258,850
50,000,000	2.460% due 12/17/08 (b)	49,333,903
40,000,000	2.465% due 1/20/09 (b)	39,376,078
25,000,000	2.385% due 5/20/09 (b)	24,428,826
	Federal Home Loan Bank (FHLB):
	Bonds:
75,000,000	2.478% due 11/21/08 (a)	75,000,000
3,500,000	2.020% due 2/20/09 (a)	3,492,921
48,000,000	2.270% due 4/8/09 (a)	48,000,000

See Notes to Financial Statements.

16 | Legg Mason Partners Institutional Trust 2008 Annual Report

WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
	U.S. Government Agencies — 88.0% continued
$100,000,000	2.538% due 8/21/08 (a)	$100,016,587
40,000,000	2.760% due 10/24/08 (a)	39,994,669
75,000,000	2.574% due 11/4/08 (a)	75,000,000
75,000,000	2.737% due 1/28/09 (a)	74,988,523
35,000,000	2.596% due 2/11/09 (a)	35,000,000
50,000,000	2.599% due 2/18/09 (a)	50,000,000
46,900,000	2.683% due 5/1/09 (a)	46,880,325
100,000,000	2.614% due 8/6/09 (a)	99,982,452
50,000,000	2.120% due 8/7/09 (a)	50,000,000
75,000,000	2.323% due 8/27/09 (a)	74,981,594
	Discount Notes:
187,015,000	2.043% due 6/6/08 (b)	186,962,012
180,160,000	2.063% due 6/11/08 (b)	180,056,909
100,000,000	2.118% due 6/13/08 (b)	99,929,500
50,000,000	2.113% due 6/18/08 (b)	49,950,181
50,000,000	2.086% due 7/23/08 (b)	49,850,139
75,000,000	2.030% due 8/8/08 (b)	74,713,833
50,000,000	2.563% due 8/13/08 (b)	49,743,486
22,000,000	2.532% due 8/20/08 (b)	21,877,778
24,000,000	2.129% due 9/24/08 (b)	23,838,233
40,000,000	2.097% due 10/15/08 (b)	39,686,444
25,000,000	2.199% due 11/14/08 (b)	24,749,271
	Notes:
100,000,000	2.140% due 8/7/09 (a)	99,976,268
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
25,000,000	4.231% due 6/11/08 (b)	24,971,319
50,000,000	4.249% due 6/16/08 (b)	49,913,333
161,813,000	2.612% - 4.254% due 6/23/08 (b)	161,486,803
100,000,000	2.563% due 6/27/08 (b)	99,816,556
75,000,000	2.554% due 7/10/08 (b)	74,794,437
43,500,000	2.519% due 7/21/08 (b)	43,349,563
82,955,000	2.062% - 2.529% due 7/28/08 (b)	82,670,998
275,000,000	2.025% - 2.541% due 8/4/08 (b)	273,992,889
50,000,000	2.501% due 8/11/08 (b)	49,756,431
112,592,000	2.109% - 2.150% due 9/8/08 (b)	111,935,242
22,800,000	2.505% due 9/10/08 (b)	22,642,002
25,000,000	2.112% due 9/29/08 (b)	24,825,833
50,000,000	2.117% due 11/3/08 (b)	49,548,993
25,000,000	2.095% due 11/7/08 (b)	24,771,437
50,000,000	2.204% due 11/17/08 (b)	49,488,305
25,000,000	2.286% due 11/24/08 (b)	24,723,778
50,000,000	2.128% due 12/31/08 (b)	49,380,229
100,000,000	2.422% - 2.488% due 2/2/09 (b)	98,375,034

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 17

Schedules of investments continued

May 31, 2008

WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
FACE
AMOUNT	SECURITY	VALUE
	U.S. Government Agencies — 88.0% continued
	Notes:
$10,000,000	4.250% due 6/23/08	$9,993,858
50,000,000	2.536% due 9/30/08 (a)	49,989,421
32,970,000	4.625% due 12/19/08	33,326,557
50,000,000	4.875% due 2/17/09	50,827,552
75,000,000	2.468% due 9/18/09 (a)	75,000,000
50,000,000	2.431% due 9/21/09 (a)	50,000,000
	Federal National Mortgage Association (FNMA):
	Discount Notes:
18,600,000	2.013% due 6/2/08 (b)	18,598,961
48,529,000	4.248% due 6/25/08 (b)	48,394,413
100,000,000	2.121% due 7/2/08 (b)	99,818,306
112,068,000	2.107% - 2.576% due 7/16/08 (b)	111,724,696
71,475,000	2.217% - 2.519% due 7/23/08 (b)	71,238,150
59,750,000	2.529% - 2.531% due 8/13/08 (b)	59,447,101
100,000,000	2.032% due 8/18/08 (b)	99,562,333
26,430,000	4.120% due 8/29/08 (b)	26,168,637
25,000,000	2.150% due 9/10/08 (b)	24,850,604
49,350,000	2.111% due 9/17/08 (b)	49,040,576
21,800,000	2.112% due 9/24/08 (b)	21,654,455
67,470,000	2.081% - 2.836% due 10/8/08 (b)	66,962,865
50,000,000	2.132% due 10/15/08 (b)	49,601,444
25,000,000	2.184% due 11/12/08 (b)	24,754,000
23,587,000	2.224% due 11/19/08 (b)	23,340,516
50,000,000	2.124% due 11/24/08 (b)	49,486,667
41,156,000	2.072% due 12/26/08 (b)	40,670,908
111,500,000	2.427% - 2.488% due 1/30/09 (b)	109,702,171
31,000,000	1.988% - 2.249% due 2/27/09 (b)	30,507,307
25,000,000	2.239% due 3/27/09 (b)	24,545,271
	Notes:
50,000,000	2.100% due 1/9/09 (a)	50,000,000
75,000,000	2.070% due 1/16/09 (a)	75,000,000
250,000,000	2.060% due 1/23/09 (a)	249,977,138
75,000,000	2.250% due 9/3/09 (a)	75,000,000
	Total U.S. Government Agencies	6,400,306,908
	U.S. Treasury Bills — 7.6%
325,000,000	U.S. Cash Management Bill, 2.052% - 2.102% due 6/16/08 (b)	324,719,270
	U.S. Treasury Bills:
200,000,000	1.968% due 6/19/08 (b)	199,803,500
30,000,000	1.527% due 10/23/08 (b)	29,818,200
	Total U.S. Treasury Bills	554,340,970
	Total U.S. Government & Agency Obligations	6,954,647,878

See Notes to Financial Statements.

18 | Legg Mason Partners Institutional Trust 2008 Annual Report

WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
FACE
AMOUNT	SECURITY	VALUE
	Repurchase Agreement — 4.7%
$336,417,000	Deutsche Bank Securities Inc., tri-party repurchase agreement,
	dated 5/30/08, 2.300% due 6/2/08; Proceeds at maturity —
	$336,481,480 (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 6.210% due 6/6/08 to 11/7/36;
	Market value — $343,145,810)	$336,417,000
	TOTAL INVESTMENTS — 100.3% (Cost — $7,291,064,878#)	7,291,064,878
	Liabilities in Excess of Other Assets — (0.3)%	(18,226,695)
	TOTAL NET ASSETS — 100.0%	$7,272,838,183

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
(b)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 19

Schedules of investments continued

May 31, 2008

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 100.0%
	Alaska — 0.1%
$3,655,000	Alaska Housing Finance Corp., FSA, SPA-Dexia Credit Local,
	1.430%, 6/5/08 (a)	$3,655,000
	Arizona — 2.3%
14,000,000	Glendale, AZ, IDA, TECP, LOC-Wells Fargo, 1.150% due 6/11/08	14,000,000
49,840,000	Tempe, AZ, Transportation Excise Tax Revenue,
	SPA-Royal Bank of Canada, 1.650%, 6/4/08 (a)	49,840,000
7,960,000	Yavapai County, AZ, Highway Construction Advancement Revenue,
	LOC-Landesbank Hessen-Thuringen, 1.700%, 6/5/08 (a)	7,960,000
	Total Arizona	71,800,000
	Arkansas — 0.2%
1,800,000	Boone County, AR, Hospital Revenue, North Arkansas Regional Medical
	Center Project, LOC-Bank of America N.A., 1.550%, 6/5/08 (a)	1,800,000
3,250,000	Sheridan, AR, IDA, Kohler Project, LOC-Wachovia Bank,
	1.650%, 6/5/08 (a)	3,250,000
	Total Arkansas	5,050,000
	Colorado — 3.5%
3,430,000	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank,
	1.650%, 6/5/08 (a)	3,430,000
	Colorado Educational & Cultural Facilities Authority Revenue:
5,260,000	Cole Valley Christian Schools, LOC-U.S. Bank N.A., 1.620%, 6/5/08 (a)	5,260,000
4,735,000	First Academy Inc. Project, LOC-Fifth Third Bank, 1.600%, 6/5/08 (a)	4,735,000
10,500,000	LOC-Wachovia Bank, 1.630%, 6/5/08 (a)	10,500,000
17,810,000	National Jewish Federation Bond Program, LOC-Bank of America,
	1.400%, 6/2/08 (a)	17,810,000
10,000,000	Norwest University Project, LOC-Bank of America, 1.600%, 6/5/08 (a)	10,000,000
	Colorado Health Facilities Authority Revenue:
5,025,000	LOC-U.S. Bank N.A., 1.450%, 6/5/08 (a)	5,025,000
3,700,000	Refunding, Sisters Charity Health Systems, SPA-JPMorgan Chase,
	1.670%, 6/4/08 (a)	3,700,000
2,685,000	SPA-Landesbank Hessen-Thuringen, 1.650%, 6/4/08 (a)	2,685,000
	Colorado HFA:
6,660,000	Multi-Family, Central Park, FNMA, LIQ-FNMA, 1.550%, 6/4/08 (a)	6,660,000
12,900,000	SPA-Lloyds TSB Bank PLC, 1.670%, 6/4/08 (a)	12,900,000
1,300,000	Colorado Springs, CO, Revenue, The Colorado College Project,
	SPA- JPMorgan Chase, 1.650%, 6/2/08 (a)	1,300,000
8,000,000	Fiddlers Business Improvement District, CO, Greenwood Village GO,
	Capital Improvement, Subordinated Lien, LOC-KeyBank N.A.,
	1.700%, 6/5/08 (a)	8,000,000

See Notes to Financial Statements.

20 | Legg Mason Partners Institutional Trust 2008 Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
	Colorado — 3.5% continued
$1,080,000	La Plata County, CO, PCR, BP Amoco Project, 2.300% due 9/1/08 (b)	$1,080,000
	Regional Transportation District, CO, TECP:
6,100,000	2.000% due 6/26/08	6,100,000
9,000,000	1.700% due 8/4/08	9,000,000
2,200,000	Westminster, CO, EDA, North Huron Urban Renewal, LOC-Depfa,
	1.650%, 6/5/08 (a)	2,200,000
725,000	Westminster, CO, Multi-Family Revenue, Warwick Station Apartments,
	FHLMC, LIQ -FHLMC, 1.430%, 6/5/08 (a)	725,000
	Total Colorado	111,110,000
	Connecticut — 0.2%
8,000,000	Bethel Connecticut, GO, BAN, 4.000% due 8/26/08	8,012,475
	Delaware — 1.1%
9,100,000	Delaware State EDA Revenue, Hospital Billing, AMBAC,
	SPA-JPMorgan Chase, 1.670%, 6/4/08 (a)	9,100,000
18,000,000	Delaware State Health Facilities Authority Revenue,
	Beebe Medical Center Project, 1.620%, 6/5/08 (a)	18,000,000
3,695,000	Kent County, DE, Delaware State University Student Housing,
	LOC-Wachovia Bank N.A., 1.600%, 6/5/08 (a)	3,695,000
4,880,000	University of Delaware Revenue, SPA-Landesbank Hessen-Thuringen,
	1.300%, 6/2/08 (a)	4,880,000
	Total Delaware	35,675,000
	District of Columbia — 3.3%
	District of Columbia:
	Revenue:
12,000,000	American College of Cardiology, LOC-SunTrust Bank,
	1.600%, 6/4/08 (a)	12,000,000
2,380,000	American Psychological Association, LOC-Bank of America,
	1.570%, 6/5/08 (a)	2,380,000
8,000,000	American Sociological Association, LOC-PNC Bank N.A.,
	1.630%, 6/5/08 (a)	8,000,000
14,000,000	Henry J. Kaiser Foundation, SPA-JPMorgan Chase,
	1.620%, 6/5/08 (a)	14,000,000
10,000,000	Population Services International, LOC-SunTrust Bank,
	1.600%, 6/4/08 (a)	10,000,000
10,900,000	Sidwell Friends School, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	10,900,000
7,685,000	Vestry Rock Creek Parish, LOC-PNC Bank N.A., 1.630%, 6/5/08 (a)	7,685,000
40,000,000	TRAN, 4.000% due 9/30/08	40,111,997
	Total District of Columbia	105,076,997
	Florida — 9.1%
11,970,000	Brevard County, FL, EFA Revenue, Florida Institute of Technology,
	1.620%, 6/5/08 (a)	11,970,000
	Collier County, FL:
	EFA Revenue:
10,000,000	Ave Maria University Project, LOC-Fifth Third Bank,
	1.640%, 6/5/08 (a)	10,000,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 21

Schedules of investments continued

May 31, 2008

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
	Florida — 9.1% continued
$5,160,000	International College Project, LOC-Fifth Third Bank,
	1.620%, 6/6/08 (a)	$5,160,000
8,385,000	IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc.,
	LOC-Fifth Third Bank, 1.620%, 6/6/08 (a)	8,385,000
3,000,000	Florida Gulf Coast University Financing Corporation Capital
	Improvement Revenue, Housing Project, LOC-Wachovia Bank N.A.,
	1.610%, 6/5/08 (a)	3,000,000
5,000,000	Florida State Board of Education Capital Outlay, Refunding,
	5.500% due 6/2/08	5,000,000
7,400,000	Gainesville, FL, Utilities System Revenue, SPA-State Street Bank &
	Trust Co., 1.550%, 6/4/08 (a)	7,400,000
	Hillsborough County, FL:
3,200,000	EFA, Southwest Florida College Project, LOC-SunTrust Bank,
	1.650%, 6/4/08 (a)	3,200,000
7,100,000	IDA, Tampa Metropolitan Area YMCA Project, LOC-Bank of America,
	1.570%, 6/5/08 (a)	7,100,000
	Jacksonville, FL:
50,300,000	1.500% due 6/2/08	50,300,000
20,625,000	1.800% due 6/11/08	20,625,000
6,150,000	JEA District, FL, Water & Sewer System Revenue,
	SPA-Banco Balboa Vizcaya, 1.600%, 6/4/08 (a)	6,150,000
2,520,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project,
	LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	2,520,000
8,405,000	Martin County, FL, Health Facilities Authority, Hospital Revenue,
	Refunding, Martin Memorial Medical Center, LOC-Wachovia Bank N.A.,
	1.600%, 6/5/08 (a)	8,405,000
	Miami-Dade County, FL:
3,445,000	IDA, Gulliver School Project, LOC-Bank of America, 1.570%, 6/5/08 (a)	3,445,000
21,400,000	Water & Sewer Revenue, Refunding, FSA, SPA-JPMorgan Chase,
	1.620%, 6/5/08 (a)	21,400,000
6,900,000	New College, FL, Development Corp. COP, LOC-SunTrust Bank,
	1.600%, 6/4/08 (a)	6,900,000
	Orange County, FL:
	Health Facilities Authority Revenue:
9,095,000	Adventist Long Term Care, LOC-SunTrust Bank, 1.600%, 6/5/08 (a)	9,095,000
2,540,000	LOC-SunTrust Bank, 1.590%, 6/4/08 (a)(c)	2,540,000
3,900,000	IDA, Goodwill Industries Inc. Project, LOC-SunTrust Bank,
	1.600%, 6/4/08 (a)(c)	3,900,000
3,850,000	IDR, Central Florida YMCA Project, LOC-Bank of America,
	1.570%, 6/5/08 (a)	3,850,000
	Orlando & Orange County, FL, Expressway Authority, Refunding:
3,000,000	FSA, 1.500%, 6/5/08 (a)	3,000,000
12,700,000	FSA, SPA-Dexia Credit Local, 1.550%, 6/5/08 (a)	12,700,000
2,600,000	Palm Beach County, FL, Revenue, St. Andrews School,
	LOC-Bank of America N.A., 1.550%, 6/5/08 (a)	2,600,000
4,430,000	Pinellas County, FL, Industrial Development Administration,
	YMCA Suncoast Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	4,430,000

See Notes to Financial Statements.

22 | Legg Mason Partners Institutional Trust 2008 Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
	Florida — 9.1% continued
$6,435,000	Polk County, FL, IDA Revenue, Lifepath Hospice Project,
	LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	$6,435,000
21,000,000	Sarasota County, FL, Public Hospital District Revenue, AMBAC,
	LOC-Fifth Third Bank, 1.620%, 6/6/08 (a)	21,000,000
15,775,000	St. Johns County, FL, IDA, Hospital Revenue, Flagler Hospital,
	Convertible 12/20/07, 1.600%, 6/4/08 (a)	15,775,000
20,000,000	UCF Health Facilities Corp., FL, Capital Improvement Revenue,
	UCF Health Sciences Campus, LOC-Fifth Third Bank, 1.620%, 6/6/08 (a)	20,000,000
	Total Florida	286,285,000
	Georgia — 4.9%
	Bibb County, GA:
2,320,000	Baptist Village Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	2,320,000
1,900,000	Development Authority, Educational Facilities Revenue,
	Tattnall Square Academy, LOC-Wachovia Bank, 1.650%, 6/5/08 (a)	1,900,000
9,785,000	Clayton County, GA, Development Authority Revenue, DACC Public
	Purpose Corp. II Project, LOC-Dexia Credit Local, 1.650%, 6/5/08 (a)	9,785,000
2,945,000	DeKalb County, GA, Development Authority Revenue, St. Martins
	Episcopal School, LOC-SunTrust Bank, 1.650%, 6/5/08 (a)	2,945,000
	Fulton County, GA, Development Authority Revenue:
5,000,000	Atlanta YMCA Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	5,000,000
7,000,000	Schenck School Inc. Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	7,000,000
17,500,000	Woodward Academy Inc. Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	17,500,000
1,000,000	Georgia State, GO, Finance & Investment Commission, 5.250% due 7/1/08	1,003,452
11,600,000	Gwinnett County, GA, Development Authority, Wesleyan School Inc.
	Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	11,600,000
	Macon-Bibb County, GA:
4,600,000	Hospital Authority, RAN, Medical Center of Central Georgia,
	LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	4,600,000
3,000,000	Hospital Authority Revenue, Anticipation CTFS, Medical Center
	Central Georgia, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	3,000,000
1,675,000	IDR, I-75 Business Park & Airport Project, LOC-Wachovia Bank,
	1.650%, 6/5/08 (a)	1,675,000
13,000,000	Urban Development Authority Revenue, Bibb County Law Enforcement,
	LIQ-Wachovia Bank N.A., 1.630%, 6/5/08 (a)	13,000,000
	Municipal Electric Authority, GA:
17,710,000	1.650% due 8/11/08	17,710,000
15,000,000	TECP, 2.750% due 6/9/08	15,000,000
9,361,000	Municipal Electricity Authority of Georgia, TECP, 2.100% due 6/9/08	9,361,000
2,500,000	Rabun County, GA, Development Authority Revenue, Nocoochee School
	Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	2,500,000
9,465,000	Richmond County Hospital Authority, University Health Services Inc.
	Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	9,465,000
2,645,000	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project,
	FNMA-Collateralized, 1.590%, 6/4/08 (a)	2,645,000
8,000,000	Savannah, GA, EDA Revenue, Telfair Museum Art Inc. Project,
	LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	8,000,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 23

Schedules of investments continued

May 31, 2008

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

FACE
AMOUNT	SECURITY	VALUE
	Georgia — 4.9% continued
$7,800,000	Ware County, GA, Hospital Authority, Revenue Anticipation CTFS,
	Baptist Village Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	$7,800,000
	Total Georgia	153,809,452
	Idaho — 0.5%
15,000,000	Idaho State, GO, TAN, 4.500% due 6/30/08	15,008,820
	Illinois — 7.1%
	Chicago, IL:
16,420,000	Board of Education, GO, FSA, SPA-Depfa Bank Europe,
	1.630%, 6/5/08 (a)	16,420,000
	GO:
2,000,000	AMBAC, 5.750% due 1/1/09	2,048,005
10,000,000	Tender Notes, LOC-Harris N.A., 1.050% due 2/5/09 (b)	10,000,000
35,500,000	Tax Increment Revenue, Tax Allocation Bonds, Near North
	Redevelopment Project, Senior Lien, LOC-Bank of New York,
	1.680%, 6/4/08 (a)	35,500,000
	Cook County, IL:
3,000,000	Catholic Theological University Project, LOC-Harris Trust and
	Savings Bank, 1.640%, 6/4/08 (a)	3,000,000
2,000,000	GO, Capital Improvement, SPA-Depfa Bank PLC, 1.630%, 6/5/08 (a)	2,000,000
3,000,000	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project,
	LOC-Fifth Third Bank, 1.680%, 6/5/08 (a)	3,000,000
4,400,000	Elgin, IL, Revenue, Judson College, LOC-JPMorgan Chase,
	1.850%, 6/4/08 (a)	4,400,000
4,700,000	Illinois Development Finance Authority, Lyric Opera of Chicago Project,
	LOC-Northern Trust Co., LOC-Harris Trust & Savings Bank,
	LOC-Bank One N.A., 1.600%, 6/4/08 (a)	4,700,000
	Illinois DFA:
4,500,000	Glenwood School for Boys, LOC-Harris Bank, 1.600%, 6/4/08 (a)	4,500,000
6,850,000	Oak Park Residence Corp. Project, LOC-LaSalle Bank, 1.550%, 6/5/08 (a)	6,850,000
7,425,000	Rosecrance Inc. Project, LOC-JPMorgan Chase, 1.600%, 6/4/08 (a)	7,425,000
7,680,000	Illinois Finance Authority, Saint Xavier University Project,
	LOC-Lasalle Bank N.A., 1.750%, 6/5/08 (a)	7,680,000
	Illinois Finance Authority Revenue:
7,900,000	Alexian Brothers Health, LOC-Bank One N.A., 1.450%, 6/5/08 (a)	7,900,000
8,500,000	Childrens Villages Project, LOC-Charter One Bank N.A.,
	1.640%, 6/5/08 (a)	8,500,000
7,500,000	Dominican University, LOC-JPMorgan Chase, 1.600%, 6/4/08 (a)	7,500,000
2,300,000	GO, Latin School Project, LOC-JPMorgan Chase, 1.600%, 6/5/08 (a)	2,300,000
1,020,000	OSF Healthcare System, FSA, SPA-JPMorgan Chase, 1.550%, 6/4/08 (a)	1,020,000
4,050,000	Planned Parenthood Project, LOC-Charter One Bank N.A.,
	1.660%, 6/5/08 (a)	4,050,000
1,435,000	Resurrection Health, LOC-LaSalle Bank N.A., 1.620%, 6/5/08 (a)	1,435,000
6,500,000	Illinois Health Facilities Authority, Blessing Hospital,
	SPA-JPMorgan Chase Bank, FSA, 1.550%, 6/5/08 (a)	6,500,000
	Illinois Health Facilities Authority Revenue:
6,000,000	Alexian Brothers Health, FSA, 5.125% due 1/1/09 (d)	6,139,945

See Notes to Financial Statements.

24 | Legg Mason Partners Institutional Trust 2008 Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE
AMOUNT	SECURITY	VALUE
	Illinois — 7.1% continued
$13,500,000	Pekin Memorial Hospital and Healthcare Centers,
	LOC-Fifth Third Bank, 1.670%, 6/5/08 (a)	$13,500,000
15,000,000	Revolving Fund Pooled, LOC-JPMorgan Chase, 1.600%, 6/4/08 (a)	15,000,000
15,000,000	Illinois State Toll Highway Authority, Highway Revenue,
	Refunding Senior Priority, 1.630%, 6/5/08 (a)	15,000,000
1,700,000	Illinois State, GO, SPA-Depfa Bank PLC, 1.660%, 6/4/08 (a)	1,700,000
	Lombard, IL:
6,482,000	Elmhurst Memorial Healthcare Project, LOC-Fifth Third Bank,
	1.620%, 6/6/08 (a)	6,482,000
9,300,000	Revenue, National University Health Sciences Project,
	LOC-JPMorgan Chase, 1.850%, 6/5/08 (a)	9,300,000
9,500,000	Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust
	Museum & Education, LOC-LaSalle Bank N.A., 1.730%, 6/5/08 (a)	9,500,000
	Total Illinois	223,349,950
	Indiana — 1.9%
4,000,000	Crawfordsville, IN, IDR, National Service Industries Inc. Project,
	LOC-Wachovia Bank, 1.650%, 6/5/08 (a)	4,000,000
9,800,000	Goshen Inc., Industrial EDR, Goshen College Project,
	LOC-JPMorgan Chase Bank, 1.600%, 6/5/08 (a)	9,800,000
23,595,000	Indiana Health & Educational Facilities Financing Authority, Revenue,
	Educational Facilities, University of Evansville, LOC-Fifth Third Bank,
	1.620%, 6/6/08 (a)	23,595,000
	Indiana Health Facilities Financing Authority:
7,690,000	Hospital Revenue, Deaconess Hospital Obligation,
	LOC-Fifth Third Bank, 1.620%, 6/6/08 (a)	7,690,000
7,900,000	Revenue, Community Health Network Project, LOC-Fifth Third Bank,
	1.620%, 6/5/08 (a)	7,900,000
5,400,000	Indianapolis, IN, Capital Place, Covington, FNMA, LIQ-FNMA,
	1.600%, 6/5/08 (a)	5,400,000
	Total Indiana	58,385,000
	Iowa — 0.4%
2,000,000	Iowa Finance Authority, MFH, Cedarwood Hills Project, LIQ-FHLMC,
	1.750%, 6/5/08 (a)	2,000,000
10,000,000	Iowa State, TRAN, 4.000% due 6/30/08	10,005,842
	Total Iowa	12,005,842
	Kentucky — 1.1%
4,600,000	Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project,
	LOC-Fifth Third Bank, 1.620%, 6/5/08 (a)	4,600,000
1,745,000	Breckinridge County, KY, Lease Program Revenue, Kentucky Association
	of Counties Leasing Trust, LOC-U.S. Bank N.A., 1.600%, 6/4/08 (a)	1,745,000
9,540,000	Henderson County, KY, Hospital Facilities Revenue, Community United
	Methodist Hospital Inc., LOC-Fifth Third Bank, 1.620%, 6/6/08 (a)	9,540,000
9,835,000	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue,
	LOC-U.S. Bank, 1.660%, 6/6/08 (a)	9,835,000
9,030,000	Williamsburg, KY, Educational Building Revenue, Refunding & Improvement
	Cumberland Project, LOC-Fifth Third Bank, 1.620%, 6/6/08 (a)	9,030,000
	Total Kentucky	34,750,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 25

Schedules of investments continued

May 31, 2008

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
	Louisiana — 0.6%
$7,500,000	Louisiana Local Government Environmental Facilities & CDA Revenue,
	Go to the Show Project, LOC-ABN AMRO Bank, 1.600%, 6/4/08 (a)	$7,500,000
10,000,000	Louisiana Public Facilities Authority Revenue, Various International
	Matex Tank Terminals, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	10,000,000
	Total Louisiana	17,500,000
	Maine — 0.7%
17,000,000	Maine Health & Higher EFA Revenue, LOC-KBC Bank, 1.500%, 6/5/08 (a)	17,000,000
3,900,000	Maine State, GO, BAN, 3.250% due 6/10/08	3,900,636
	Total Maine	20,900,636
	Maryland — 3.3%
	Maryland Health & Higher EFA:
5,225,000	1.650% due 7/1/08	5,225,000
17,156,000	1.750% due 10/1/08	17,156,000
3,500,000	Maryland Industrial Development Financing Authority,
	LOC-BB&T Corp., 1.650%, 6/5/08 (a)	3,500,000
	Maryland State Health & Higher EFA Revenue, John Hopkins University, TECP:
5,000,000	Beth Tfiloh Dahan Community School, LOC-SunTrust Bank,
	1.600%, 6/4/08 (a)	5,000,000
6,000,000	Loyola College Maryland, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	6,000,000
1,000,000	Mercy Medical Center, LOC-Wachovia Bank N.A., 1.540%, 6/5/08 (a)	1,000,000
2,320,000	Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank,
	1.600%, 6/4/08 (a)	2,320,000
	Montgomery County, MD:
	EDA Bonds, Howard Hughes Medical Institute Facilities:
15,000,000	1.500%, 6/4/08 (a)	15,000,000
25,500,000	1.630%, 6/4/08 (a)	25,500,000
	Housing Opportunities Commission, Multi-Family Revenue,
	Housing Development:
13,905,000	GNMA, FNMA, FHLMC, FHA, SPA-PNC Bank, 1.600%, 6/5/08 (a)	13,905,000
8,020,000	SPA-Depfa Bank PLC, 1.480%, 6/4/08 (a)	8,020,000
	Total Maryland	102,626,000
	Massachusetts — 4.5%
13,600,000	Commonwealth of Massachusetts, GO, TECP, Refunding,
	LIQ-Landesbank Hessen-Thuringen and Bayerische Landesbank,
	1.450%, 6/5/08 (a)	13,600,000
13,000,000	Massachusetts Health & Education University Revenue,
	1.550% due 6/10/08	13,000,000
	Massachusetts State DFA:
1,500,000	IDR, Multi-Mode-YMCA North Shore Project, LOC-Keybank N.A.,
	1.690%, 6/5/08 (a)	1,500,000
	Revenue:
1,430,000	Brooksby Village Inc. Project, LOC-LaSalle Bank, 1.600%, 6/5/08 (a)	1,430,000
2,000,000	Lasell College, LOC-Citizens Bank of MA, 1.640%, 6/5/08 (a)	2,000,000
7,700,000	Marine Biological Laboratory, LOC-JPMorgan Chase,
	1.600%, 6/5/08 (a)	7,700,000

See Notes to Financial Statements.

26 | Legg Mason Partnes Institutional Trust 2008 Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
	Massachusetts — 4.5% continued
$5,370,000	Notre Dame Health Care Center, LOC-KBC Bank NV,
	1.670%, 6/5/08 (a)	$5,370,000
2,600,000	Smith College Project, 1.400%, 6/5/08 (a)	2,600,000
23,000,000	Massachusetts State Educational Financing Authority Revenue,
	1.350% due 7/7/08	23,000,000
	Massachusetts State HEFA:
1,400,000	Amherst College, 1.350%, 6/5/08 (a)	1,400,000
9,830,000	Pool Loan Program, LOC-Citizens Bank, 1.590%, 6/5/08 (a)	9,830,000
	Massachusetts State HEFA Revenue:
	Capital Asset Program:
8,580,000	LOC-Citizens Bank, 1.590%, 6/5/08 (a)	8,580,000
5,000,000	LOC-Bank of America, 1.600%, 6/2/08 (a)	5,000,000
11,280,000	LOC-Bank of America, 1.590%, 6/5/08 (a)	11,280,000
9,000,000	Partners Healthcare Systems, 1.500%, 6/5/08 (a)	9,000,000
20,000,000	Suffolk University, 1.600%, 6/5/08 (a)	20,000,000
	Massachusetts State, GO:
4,100,000	Central Artery, SPA-Landesbank Baden-Wuerttenburg,
	1.300%, 6/2/08 (a)	4,100,000
1,100,000	Consolidated Loan, SPA-Dexia Credit Local, 1.400%, 6/2/08 (a)	1,100,000
	Total Massachusetts	140,490,000
	Michigan — 3.3%
9,200,000	Detroit, MI, Water Supply System, Second Lien, FSA,
	SPA-Depfa Bank PLC, 1.630%, 6/5/08 (a)	9,200,000
10,425,000	Fremont, MI, Hospital Finance Authority, Revenue, Limited Obligation-
	Gerber Memorial Health, LOC-Fifth Third Bank, 1.620%, 6/6/08 (a)	10,425,000
5,600,000	Grand Valley, MI, State University Revenue, General, LOC-RBS Citizens,
	1.550%, 6/5/08 (a)	5,600,000
	Michigan Higher EFA:
2,100,000	Obligation Albion Closing, LOC-JP Morgan Chase Bank,
	1.550%, 6/5/08 (a)	2,100,000
	Refunding, Limited Obligation Calvin:
20,000,000	LOC-JPMorgan Chase, 1.660%, 6/6/08 (a)	20,000,000
16,400,000	LOC-JPMorgan Chase Bank, 1.660%, 6/6/08 (a)	16,400,000
15,000,000	Michigan State, LOC-Depfa Bank PLC, 4.000% due 9/30/08	15,051,775
2,700,000	Michigan State Hospital Finance Authority Revenue, Trinity Health Credit,
	SPA-Bank of Nova Scotia, 1.300%, 6/2/08 (a)	2,700,000
700,000	Michigan State Strategic Fund Ltd. Obligation Revenue, Consumers
	Energy Company, LOC-Wells Fargo Bank, 1.580%, 6/4/08 (a)	700,000
12,800,000	Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank
	Hessen-Thuringen, 1.400%, 6/5/08 (a)	12,800,000
3,435,000	Oakland County, MI, Economic Development Corp., Limited Obligation
	Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank,
	1.620%, 6/6/08 (a)	3,435,000
4,400,000	University of Michigan, Hospital, 1.500%, 6/5/08 (a)	4,400,000
	Total Michigan	102,811,775

See Notes to Financial Statements.

Legg Mason Partnes Institutional Trust 2008 Annual Report | 27

Schedules of investments continued

May 31, 2008

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
	Minnesota — 0.5%
$12,075,000	Minneapolis St Paul, MN, TECP, 2.250% due 6/2/08	$12,075,000
5,310,000	St. Cloud, MN, Health Care Revenue, Centracare Health Systems, SPA-Bank of Nova Scotia, 1.500%, 6/5/08 (a)	5,310,000
	Total Minnesota	17,385,000
	Missouri — 1.0%
1,600,000	Bi-State Development Agency, MO, Metrolink Cross County, FSA,
	SPA-WESTLB AG, 1.750%, 6/4/08 (a)	1,600,000
6,500,000	Boone County, MO, IDA, Retirement Center Terrace Apartments Project,
	LOC-LaSalle Bank, 1.670%, 6/5/08 (a)	6,500,000
15,000,000	Curators of the University of Missouri, Capital Projects Notes,
	4.500% due 6/30/08	15,009,190
690,000	Missouri State HEFA, Revenue, Assemblies of God College,
	LOC-Bank of America, 1.550%, 6/5/08 (a)	690,000
8,000,000	St. Louis, MO, General Funding Revenue, TRAN, 4.500% due 6/30/08	8,004,583
	Total Missouri	31,803,773
	Nebraska — 0.0%
366,000	American Public Energy Agency, NE, Gas Supply Revenue,
	SPA-Societe Generale, 1.320%, 6/5/08 (a)	366,000
	Nevada — 0.1%
25,000	Clark County, NV, Nevada School District, FSA, SPA-Bayerische
	Landesbank, 0.960%, 6/2/08 (a)	25,000
2,100,000	Las Vegas Valley, NV, Water District, GO, Water Improvement,
	SPA-Dexia Credit Local, 1.500%, 6/2/08 (a)	2,100,000
	Total Nevada	2,125,000
	New Hampshire — 1.2%
	New Hampshire HEFA Revenue:
15,875,000	Frisbie Memorial Hospital, LOC-Bank of America, 1.600%, 6/5/08 (a)	15,875,000
3,395,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America,
	1.630%, 6/5/08 (a)	3,395,000
17,500,000	University New Hampshire, AMBAC, 3.000% due 3/30/09 (b)	17,500,000
	Total New Hampshire	36,770,000
	New Jersey — 1.9%
10,000,000	Montclair Township, NJ, BAN, 3.750% due 12/19/08	10,045,872
20,000,000	Newark, NJ, GO, School Promissory Notes, 3.000% due 1/23/09	20,069,184
30,000,000	State of New Jersey, TRAN, 4.500% due 6/24/08	30,016,439
	Total New Jersey	60,131,495
	New Mexico — 0.5%
17,000,000	New Mexico State, TRAN, 4.500% due 6/30/08	17,010,117
	New York — 3.0%
	Long Island, NY, Power Authority:
20,000,000	Electric System Revenue, FSA, SPA-Dexia, 1.550%, 6/2/08 (a)	20,000,000
29,200,000	Subordinated, LOC-Bayerische Landesbank & Landesbank
	Baden-Wurttemberg, 1.550%, 6/4/08 (a)	29,200,000
20,000,000	MTA, NY, Revenue, 2.150% due 8/4/08	20,000,000

See Notes to Financial Statements.

28 | Legg Mason Partners Institutional Trust 2008 Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE
	New York — 3.0% continued
$10,000,000	MTA, TECP, LOC-ABN AMRO Bank NY, 3.050% due 7/8/08	$10,000,000
14,025,000	New York State Power Authority, 2.680% due 7/2/08	14,025,000
	Total New York	93,225,000
	North Carolina — 3.4%
8,000,000	Board of Governors University of North Carolina, TECP, 1.450% due 7/9/08	8,000,000
4,560,000	Buncombe County, NC, GO, SPA-Wachovia Bank, 1.650%, 6/5/08 (a)	4,560,000
	Charlotte, NC, COP:
5,000,000	5.000% due 3/1/09	5,137,393
7,250,000	Refunding Convention Facility Project B, SPA-Wachovia Bank N.A.,
	1.550%, 6/5/08 (a)	7,250,000
	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System
	Revenue, FSA, SPA-Dexia Credit Local:
2,700,000	1.520%, 6/5/08 (a)	2,700,000
3,900,000	1.600%, 6/5/08 (a)	3,900,000
5,560,000	Durham County, NC, Industrial Facilities & Pollution Control
	Financing Authority, 1.620%, 6/5/08 (a)	5,560,000
8,545,000	Guilford County, NC, GO, SPA-Wachovia Bank, 1.550%, 6/5/08 (a)	8,545,000
	Mecklenburg County, NC, COP:
1,900,000	SPA-Landesbank Hessen-Thuringen, 1.300%, 6/2/08 (a)	1,900,000
14,000,000	SPA-SunTrust Bank, 1.580%, 6/5/08 (a)	14,000,000
	North Carolina Capital Facilities Finance Agency:
3,255,000	Educational Facilities Revenue, Mars Hill College, LOC-Wachovia
	Bank N.A., 1.600%, 6/5/08 (a)	3,255,000
6,050,000	Lees-McRae College, LOC-BB&T Corp., 1.650%, 6/5/08 (a)	6,050,000
10,000,000	Revenue, YMCA of the Triangle Area, LOC-Wachovia Bank N.A.,
	1.550% due 6/5/08 (b)	10,000,000
	North Carolina Educational Facilities Finance Agency Revenue:
3,810,000	Cape Fear Academy, LOC-Wachovia Bank, 1.650%, 6/5/08 (a)	3,810,000
5,770,000	Revenue, Providence Day School, LOC-Bank of America,
	1.550%, 6/5/08 (a)	5,770,000
	North Carolina Medical Care Commission:
4,000,000	Health Care Facilities Revenue, Carol Woods Project, Radian,
	LOC-Branch Banking & Trust, 1.300%, 6/2/08 (a)	4,000,000
2,460,000	Hospital Revenue, Baptist Hospitals Project, SPA-Wachovia Bank,
	1.600%, 6/4/08 (a)	2,460,000
2,500,000	Southeastern Regional Medical Center, LOC-BB&T Corp.,
	1.650%, 6/5/08 (a)	2,500,000
3,510,000	St. Josephs Health System Inc., SPA-BB&T Corp, 1.600%, 6/5/08 (a)	3,510,000
4,755,000	Union County, NC, GO, SPA-Dexia Credit Local, 1.570%, 6/5/08 (a)	4,755,000
1,740,000	Winston-Salem, NC, Water and Sewer Systems Revenue, Refunding,
	SPA-Dexia Credit Local, 1.600%, 6/4/08 (a)	1,740,000
	Total North Carolina	109,402,393
	Ohio — 6.9%
4,105,000	Akron, Bath, and Copley, OH, Joint Township Hospital District, Health
	Care Facilities Sumner Project, LOC-KBC Bank N.V., 1.730%, 6/5/08 (a)	4,105,000
25,050,000	Alliance, OH, Hospital Revenue, Alliance Obligated Group, Radian,
	LOC-JPMorgan Chase Bank, 1.400%, 6/2/08 (a)	25,050,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 29

Schedules of investments continued

May 31, 2008

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE
AMOUNT	SECURITY	VALUE
	Ohio — 6.9% continued
$6,890,000	Cincinnati, OH, Development Authority Revenue, National Underground
	Railroad Museum, LOC-Fifth Third Bank, JPMorgan Chase, U.S. Bank,
	1.550%, 6/4/08 (a)	$6,890,000
20,500,000	Cleveland, OH, Waterworks Revenue, FSA, SPA-Dexia Credit Local,
	1.550%, 6/5/08 (a)	20,500,000
10,000,000	Clinton County, OH, Hospital Revenue, Facilities Improvement Clinton
	Memorial, LOC-Fifth Third Bank, 1.620%, 6/6/08 (a)	10,000,000
500,000	Columbus, OH, GO, Sanitary Sewer Adjustable Rate Unlimited Tax Bonds,
	1.440%, 6/5/08 (a)	500,000
16,000,000	Dayton-Montgomery County, OH, Port Authority Development Revenue,
	Caresource Project, LOC-Fifth Third Bank, 1.620%, 6/6/08 (a)	16,000,000
21,830,000	Delaware County, OH, Health Care Facilities Revenue,
	Willow Brook Christian, LOC-Fifth Third Bank, 1.620%, 6/6/08 (a)	21,830,000
	Geauga County, OH, Revenue:
10,000,000	South Franklin Circle Project A, LOC-Keybank N.A., 1.330%, 6/2/08 (a)	10,000,000
10,900,000	South Franklin Circle Project, LOC-Keybank N.A., 1.330%, 6/2/08 (a)	10,900,000
11,845,000	Greene County, OH, Hospital Facilities Revenue, Med-Health Systems Inc.,
	LOC-Keybank N.A., 1.700%, 6/5/08 (a)(c)	11,845,000
10,000,000	Hamilton County, OH, Hospital Facilities Revenue, Childrens Hospital
	Medical Center, 1.620%, 6/5/08 (a)	10,000,000
13,835,000	Ohio State Higher Educational Facilities, Commission Revenue,
	Higher Educational Facility-Pooled Program, LOC-Fifth Third Bank,
	1.620%, 6/5/08 (a)	13,835,000
	Ohio State Higher Educational Facilities Revenue:
5,330,000	Ashland University Project, LOC-Key Bank, 1.670%, 6/5/08 (a)	5,330,000
9,600,000	Ohio Dominican University Project, LOC-JPMorgan Chase,
	1.650%, 6/5/08 (a)	9,600,000
2,625,000	Pooled Financing Program, LOC-Fifth Third Bank, 1.560%, 6/5/08 (a)	2,625,000
7,000,000	Ohio State Major New State Infrastructure Project Revenue,
	4.250% due 6/15/08	7,002,383
20,250,000	Ohio State Water Development Authority, Pollution Control Facilities
	Revenue, Refunding, Firstenergy Project, LOC-Barclays Bank PLC,
	1.600%, 6/4/08 (a)	20,250,000
2,700,000	Ohio State Water Nuclear Development Authority, PCR, Refunding,
	Firstenergy Nuclear Project, LOC-Wachovia Bank, 1.570%, 6/4/08 (a)	2,700,000
5,000,000	Ohio State, GO, Common Schools, 5.000% due 3/15/09	5,144,447
1,400,000	Salem, OH, Hospital Revenue, Refunding and Improvement Salem
	Community, LOC-JPMorgan Chase, 1.550%, 6/5/08 (a)	1,400,000
	Total Ohio	215,506,830
	Oklahoma — 0.5%
16,000,000	Oklahoma Development Finance Authority Revenue, Inverness Village
	Project, LOC-KBC Bank, 1.640%, 6/5/08 (a)	16,000,000
	Oregon — 0.7%
5,000,000	Multnomah County, OR, GO, TRAN, 4.250% due 6/30/08	5,001,984
2,900,000	Oregon State Facilities Authority Revenue, Episcopal School Projects,
	LOC-U.S. Bank, 1.620%, 6/5/08 (a)	2,900,000
14,650,000	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc.
	Project, LOC-Bank of America, 1.670%, 6/5/08 (a)	14,650,000
	Total Oregon	22,551,984

See Notes to Financial Statements.

30 | Legg Mason Partners Institutional Trust 2008 Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE
AMOUNT	SECURITY	VALUE
	Pennsylvania — 11.2%
$8,000,000	Adams County, PA, IDA Revenue, LOC-PNC Bank N.A., 1.650%, 6/5/08 (a)	$8,000,000
6,000,000	Allegheny County, PA, IDA, Little Sisters of the Poor, 1.620%, 6/5/08 (a)	6,000,000
24,500,000	Beaver County, PA, IDA, PCR, Revenue, FirstEnergy, LOC-Barclays
	Bank PLC, 1.580%, 6/4/08 (a)	24,500,000
8,955,000	Bucks County, PA, IDA, Revenue, LOC-Citizens Bank, 1.620%, 6/5/08 (a)	8,955,000
	Cumberland County, PA, Municipal Authority Revenue:
11,500,000	Diakon Lutheran Social Ministries, Radian, LOC-Wachovia Bank N.A.,
	1.600%, 6/5/08 (a)	11,500,000
14,205,000	Lutheran Services Northeast/Tressler Lutheran Services Obligated
	Group Project, Radian, LOC-Wachovia Bank N.A., 1.600%, 6/5/08 (a)	14,205,000
26,465,000	Refunding, Asbury Obligated Group, LOC-KBC Bank N.V.,
	1.630%, 6/5/08 (a)	26,465,000
5,020,000	Downingtown, PA, Area School District, GO, Refunding, State Aid
	Withholding, 5.375% due 2/1/09	5,155,531
7,000,000	Doylestown, PA, Hospital Authority, Hospital Revenue, LOC-PNC Bank,
	1.600%, 6/5/08 (a)	7,000,000
25,000,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System,
	LOC-PNC Bank N.A., 1.620%, 6/5/08 (a)	25,000,000
3,895,000	Harrisburg, PA, School Revenue, Harrisburg Project, FSA,
	SPA-Dexia Credit Local, 1.620%, 6/5/08 (a)	3,895,000
5,700,000	Lancaster County, PA, Convention Center Authority,
	LOC-Wachovia Bank N.A., 1.610%, 6/5/08 (a)	5,700,000
14,165,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project,
	LOC-PNC Bank N.A., 1.620%, 6/5/08 (a)	14,165,000
10,900,000	Luzerne County, PA, GO, Notes, FSA, SPA-JPMorgan Chase,
	1.550%, 6/5/08 (a)	10,900,000
7,710,000	Manheim Township School District, PA, GO, FSA, SPA-Royal
	Bank of Canada, 1.640%, 6/5/08 (a)	7,710,000
3,300,000	Montgomery County, PA, IDA Revenue, Lasalle College,
	LOC-PNC Bank N.A., 1.620%, 6/5/08 (a)	3,300,000
4,000,000	Nazareth, PA, Area School District, GO, FSA, SPA-Dexia Credit Local,
	1.650%, 6/5/08 (a)	4,000,000
11,900,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital,
	LOC-PNC Bank, 1.620%, 6/5/08 (a)	11,900,000
925,000	Northampton County General Purpose Authority, LOC-JPMorgan Chase,
	1.500%, 6/5/08 (a)	925,000
8,290,000	Pennsylvania Housing Finance Agency, Building Development,
	SPA-PNC Bank N.A., 1.590%, 6/5/08 (a)	8,290,000
	Pennsylvania State Turnpike Commission:
1,625,000	Registration Fee Revenue, Refunding, FSA, SPA-JPMorgan Chase,
	1.600%, 6/5/08 (a)	1,625,000
23,800,000	Revenue, SPA-Dexia Credit Local, 1.670%, 6/5/08 (a)	23,800,000
2,700,000	Revenue, SPA-Landesbank Baden-Wurttemberg, 1.600%, 6/4/08 (a)	2,700,000
	Philadelphia, PA:
13,100,000	Gas Works Revenue, LOC-JPMorgan Chase, LOC-Bank of Nova Scotia,
	1.550%, 6/5/08 (a)	13,100,000
20,000,000	School District, TRAN, LOC-Bank of America N.A., 4.500% due 6/27/08	20,010,720

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 31

Schedules of investments continued

May 31, 2008

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE
AMOUNT	SECURITY	VALUE
	Pennsylvania — 11.2% continued
$5,830,000	Phoenixville, PA, Area School District, GO, FSA, SPA-Wachovia Bank N.A.,
	1.620%, 6/5/08 (a)	$5,830,000
10,400,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority,
	FSA, SPA-PNC Bank, 1.630%, 6/5/08 (a)	10,400,000
8,000,000	State Public School Building Authority, Albert Gallatin Area Schools,
	FSA, SPA-PNC Bank, 1.620%, 6/5/08 (a)	8,000,000
15,000,000	Washington County, PA, Hospital Authority Revenue, Hospital Washington,
	Hospital Project B, LOC-Wachovia Bank N.A., 1.620%, 6/5/08 (a)	15,000,000
	West Cornwall Township Municipal Authority, PA:
34,530,000	Bethlehem Area School District GO, FSA, SPA-Dexia Credit Local,
	1.660%, 6/5/08 (a)	34,530,000
8,220,000	General Government Loan Program, FSA, SPA-Dexia Credit Local,
	1.660%, 6/5/08 (a)	8,220,000
	Total Pennsylvania	350,781,251
	Rhode Island — 0.1%
1,800,000	Rhode Island State Health & Educational Building Corp., Revenue,
	Hospital Financing Care New England, LOC-JPMorgan Chase,
	1.550%, 6/5/08 (a)	1,800,000
	South Carolina — 1.4%
	Charleston, SC, Waterworks & Sewer Revenue:
13,600,000	Capital Improvement, SPA-Wachovia Bank, 1.550%, 6/5/08 (a)	13,600,000
4,300,000	SPA-Bank of America N.A., 1.550%, 6/5/08 (a)	4,300,000
	South Carolina Jobs, EDA:
4,300,000	EDR, John Ancrum SPCA Project, LOC-Bank of America,
	1.550%, 6/5/08 (a)	4,300,000
4,350,000	EDR, Southside Christian School, LOC-SunTrust Bank, 1.650%, 6/4/08 (a)	4,350,000
2,100,000	Family YMCA Florence Project, LOC-Wachovia Bank, 1.650%, 6/5/08 (a)	2,100,000
1,720,000	South Carolina State, GO, State School Facilities, 5.000% due 1/1/09	1,756,375
	South Carolina, EFA, Private Non-Profit Institutions:
7,000,000	Presbyterian College Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	7,000,000
5,650,000	Refunding & Improvement, Anderson, LOC-Bank of America N.A.,
	1.550%, 6/5/08 (a)	5,650,000
	Total South Carolina	43,056,375
	South Dakota — 0.1%
3,000,000	South Dakota Housing Development Authority, Homeownership Mortgage,
	SPA-Landesbank Hessen-Thuringen, 1.450%, 6/5/08 (a)	3,000,000
	Tennessee — 1.0%
9,100,000	Clarksville, TN, Public Building Authority Revenue, Tennessee Bond Fund,
	LOC-Bank of America N.A., 1.250%, 6/2/08 (a)	9,100,000
6,100,000	Hendersonville, TN, IDB, Educational Facilities Revenue,
	Pope John Paul II High School, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	6,100,000
9,400,000	Knox County, TN, Health, Educational & Housing Facilities Board Revenue,
	Webb School of Knoxville Project, LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	9,400,000
7,200,000	Metropolitan Government Nashville & Davidson County, TN, TECP,
	Vanderbilt University, IDB, David Lipscomb University Project,
	LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	7,200,000
	Total Tennessee	31,800,000

See Notes to Financial Statements.

32 | Legg Mason Partners Institutional Trust 2008 Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE
AMOUNT	SECURITY	VALUE
	Texas — 9.7%
	Austin, TX:
$15,000,000	ISD, 1.550% due 7/23/08	$15,000,000
	Utility System Revenue:
19,966,000	LOC-JPMorgan Chase, Bayerische Landesbank. State Street Bank,
	1.350% due 6/12/08	19,966,000
21,000,000	TECP, LOC-JPMorgan Chase, Bayerische Landesbank,
	State Street Bank, 2.000% due 7/15/08	21,000,000
1,300,000	Water & Wastewater System Revenue, FSA, SPA-Landesbank
	Baden-Wurttemberg, 1.650%, 6/5/08 (a)	1,300,000
13,900,000	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 1.600%, 6/5/08 (a)	13,900,000
3,645,000	Crawford, TX, Education Facilities Corp., Concordia University,
	LOC-Wachovia Bank N.A., 1.600%, 6/5/08 (a)	3,645,000
	Dallas Area Rapid Transit:
7,500,000	2.170% due 6/26/08	7,500,000
7,500,000	2.150% due 7/9/08	7,500,000
11,000,000	TECP, SPA-Westdeutsche Landesbank, Bayerische Landesbank,
	State Street Bank, Landesbank Baden Wurttenberg,
	2.100% due 6/23/08	11,000,000
10,000,000	Dallas, TX, Water & Sewer, TECP, LIQ-Bank of America,
	2.100% due 6/24/08	10,000,000
15,000,000	Garland, TX, GO, 1.650% due 7/22/08	15,000,000
	Gulf Coast Waste Disposal Authority, TX, Amoco Oil Co. Project:
7,000,000	Environmental Protection Revenue, 2.300% due 3/1/09 (b)	7,000,000
3,280,000	Water Pollution Control Contract Revenue, 3.100% due 7/15/08 (b)	3,281,761
	Houston, TX:
13,300,000	1.750% due 6/6/08	13,300,000
36,000,000	TRAN, 4.500% due 6/30/08	36,021,965
7,000,000	Lubbock, TX, Health Facilities Development Corp. Revenue, Saint Joseph
	Health System, 1.500%, 6/5/08 (a)	7,000,000
16,750,000	North Texas Tollway Authority, TECP, LOC-Bank of America,
	1.350% due 6/3/08	16,750,000
24,000,000	Pasadena, TX, ISD, GO, FSA, LIQ-Bank of America, 1.600%, 6/5/08 (a)	24,000,000
8,400,000	Tarrant County, TX, Cultural Education Facilities Finance Corp.,
	Hospital Revenue, Valley Baptist Medical Center, LOC-JPMorgan Chase,
	1.550%, 6/4/08 (a)	8,400,000
	Texas State:
17,300,000	Mobility Fund, SPA-Depfa Bank PLC, 1.550%, 6/4/08 (a)	17,300,000
25,000,000	TRAN, 4.500% due 8/28/08	25,046,390
19,965,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue,
	BAN, Second Tier, 5.000% due 6/2/08	19,965,000
	Total Texas	303,876,116
	Utah — 1.4%
	Intermountain Power Agency, UT, Power Supply Revenue:
14,935,000	2.750% due 9/15/08 (b)	14,935,000
17,000,000	AMBAC, SPA-Morgan Stanley, 3.400%, 6/2/08 (a)	17,000,000
4,900,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc.,
	1.530%, 6/5/08 (a)	4,900,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 33

Schedules of investments continued

May 31, 2008

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE
AMOUNT	SECURITY	VALUE
	Utah — 1.4% continued
$3,760,000	Utah County, UT, Heritage Schools Project, LOC-U.S. Bank,
	1.650%, 6/5/08 (a)	$3,760,000
2,300,000	Weber County, UT, Hospital Revenue, IHC Health Services Inc.,
	SPA-Landesbank Hessen-Thuringen, 1.300%, 6/2/08 (a)	2,300,000
	Total Utah	42,895,000
	Vermont — 0.0%
1,000,000	Vermont State, GO, Refunding, 5.000% due 2/1/09	1,024,175
	Virginia — 2.4%
6,250,000	Chesapeake Bay, VA, Bridge & Tunnel District, Revenue, General
	Resolution, LOC-Branch Banking & Trust, 1.650%, 6/5/08 (a)	6,250,000
	Fairfax County, VA:
	EDA Revenue:
5,000,000	Mount Vernon Ladies Association of the Union Project,
	LOC-SunTrust Bank, 1.600%, 6/4/08 (a)	5,000,000
4,535,000	Refunding, Retirement Greenspring, LOC-Wachovia Bank N.A.,
	1.600%, 6/5/08 (a)	4,535,000
8,000,000	Redevelopment & Housing Authority Revenue, BAN, Affordable Housing,
	3.625% due 10/9/08	8,008,952
10,100,000	Lexington IDA, VMI Development Board Inc. Project, LOC-Wachovia
	Bank NA, 1.300%, 6/2/08 (a)	10,100,000
30,000,000	Richmond, VA, GO, RAN, 4.000% due 6/25/08	30,013,544
6,300,000	Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems,
	1.300%, 6/2/08 (a)	6,300,000
	Virginia College Building Authority, VA:
4,530,000	Educational Facilities Revenue, 21st Century College,
	SPA-Wachovia Bank N.A., 1.300%, 6/2/08 (a)	4,530,000
195,000	Various Shenandoah University Projects, LOC-Branch Banking & Trust,
	1.460%, 6/2/08 (a)	195,000
	Total Virginia	74,932,496
	Washington — 2.4%
1,900,000	Bremerton, WA, Kitsap Regional Conference Center,
	LOC-Bank of America, 1.570%, 6/5/08 (a)	1,900,000
2,600,000	Everett, WA, GO, LOC-Bank of America, 1.600%, 6/5/08 (a)	2,600,000
6,400,000	King County, WA, Sewer Revenue, Junior Lien, LOC-Helaba,
	1.630%, 6/4/08 (a)	6,400,000
24,800,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding
	Capital Projects, LOC- Wells Fargo Bank NA, 1.570%, 6/5/08 (a)	24,800,000
8,270,000	Washington State Health Care Facilities Authority Revenue,
	Catholic Health, SPA-JPMorgan Chase, 1.600%, 6/4/08 (a)	8,270,000
6,000,000	Washington State Higher Education Facilities Authority Revenue,
	University of Puget Sound Project, LOC-Bank of America,
	1.590%, 6/5/08 (a)	6,000,000
	Washington State Housing Finance Commission:
1,800,000	Overlake School Project, LOC-Wells Fargo Bank, 1.630%, 6/5/08 (a)	1,800,000
4,000,000	Panorama Project, LOC-KeyBank N.A., 1.700%, 6/5/08 (a)	4,000,000
1,800,000	United Way of King County Project, LOC-Bank of America,
	1.700%, 6/2/08 (a)	1,800,000

See Notes to Financial Statements.

34 | Legg Mason Partners Institutional Trust 2008 Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE
AMOUNT	SECURITY	VALUE
	Washington — 2.4% continued
	Washington State, GO:
$6,040,000	5.000% due 7/1/08	$6,059,864
1,500,000	MBIA, 4.000% due 1/1/09	1,521,707
9,000,000	Washington State, Higher EFA Revenue, Seattle University Project,
	LOC-U.S. Bank N.A., 1.600%, 6/5/08 (a)	9,000,000
	Total Washington	74,151,571
	Wisconsin — 2.5%
1,290,000	Wisconsin Housing EDA Revenue, FSA, SPA-FHLB, 1.600%, 6/4/08 (a)	1,290,000
4,000,000	Wisconsin Public Power Inc. Systems Power Supply, System Revenue,
	MBIA, 5.000% due 7/1/08	4,004,146
	Wisconsin State HEFA:
3,600,000	Northland College, LOC-Wells Fargo Bank, 1.630%, 6/5/08 (a)	3,600,000
7,000,000	Revenue, Benevolent Corp. Cedar Community, LOC-JPMorgan Chase,
	1.600%, 6/5/08 (a)	7,000,000
15,000,000	Wisconsin State, GO, TECP, 1.830% due 7/7/08	15,000,000
46,700,000	Wisconsin State, Notes, 4.500% due 6/16/08	46,714,165
	Total Wisconsin	77,608,311
	TOTAL INVESTMENTS — 100.0% (Cost — $3,135,504,834#)	3,135,504,834
	Other Assets in Excess of Liabilities — 0.0%	482,661
	TOTAL NET ASSETS — 100.0%	$3,135,987,495

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 35

Schedules of investments continued

May 31, 2008

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation - Insured Bonds
BAN	—	Bond Anticipation Notes
CDA	—	Community Development Authority
COP	—	Certificate of Participation
CTFS	—	Certificates
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance — Insured Bonds
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Board
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation — Insured Bonds
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
PCR	—	Pollution Control Revenue
PSFG	—	Permanent School Fund Guaranty
Q-SBLF	—	Qualified School Board Loan Fund
RAN	—	Revenue Anticipation Notes
Radian	—	Radian Asset Assurance
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TAN	—	Tax Anticipation Notes
TECP	—	Tax Exempt Commercial Paper
TRAN	—	Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

36 | Legg Mason Partners Institutional Trust 2008 Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

SUMMARY OF INVESTMENTS BY INDUSTRY* (unaudited)
Hospitals	21.4%
Education	20.0
General obligation	13.6
Miscellaneous	10.0
Transportation	6.9
Public facilities	5.3
Utilities	4.7
Tax allocation	3.7
Industrial development	2.9
Water & sewer	2.9
Pollution control	2.1
Housing: multi-family	1.8
Finance	1.5
Life care systems	1.4
Housing: single family	0.8
Electric	0.6
Government facilities	0.2
Pre-refunded	0.2
100.0%
*	As a percentage of total investments. Please note that Fund holdings are as of May 31, 2008 and are subject to change.

RATINGS TABLE† (unaudited)
S&P/Moody’s/Fitch‡
A-1, SP-1, MIG1, VMIG1/F1	96.7%
AA/Aa	2.1
AAA/Aaa	0.6
NR	0.6
100.0%
†	As a percentage of total investments.
‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 38 and 39 for definitions of ratings.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 37

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

38 | Legg Mason Partners Institutional Trust 2008 Annual Report

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Legg Mason Partners Institutional Trust 2008 Annual Report | 39

Statements of assets and liabilities

May 31, 2008

	Western Asset Institutional Money Market Fund	Western Asset Institutional Government Money Market Fund	Western Asset Institutional Municipal Money Market Fund
ASSETS:
Investments, at amortized cost	$3,536,285,719	$7,291,064,878	$3,135,504,834
Cash	—	173,607	94,165
Interest receivable	15,700,907	8,090,559	18,171,828
Receivable for Fund shares sold	—	—	650
Prepaid expenses	55,105	13,056	81,439
Total Assets	3,552,041,731	7,299,342,100	3,153,852,916
LIABILITIES:
Investment management fee payable	644,562	1,102,619	537,191
Due to custodian	458,737	—	—
Distributions payable	324,190	324,375	196,924
Trustees’ fees payable	32,274	6,747	17,481
Payable for Fund shares repurchased	—	25,000,000	631
Payable for securities purchased	—	—	17,000,000
Accrued expenses	136,338	70,176	113,194
Total Liabilities	1,596,101	26,503,917	17,865,421
TOTAL NET ASSETS	$3,550,445,630	$7,272,838,183	$3,135,987,495
NET ASSETS:
Par value (Note 3)	$35,510	$72,728	$31,358
Paid-in capital in excess of par value	3,550,940,406	7,272,694,304	3,135,948,774
Accumulated net realized gain (loss) on investments	(530,286)	71,151	7,363
TOTAL NET ASSETS	$3,550,445,630	$7,272,838,183	$3,135,987,495
Shares Outstanding - Class A	3,550,975,916	7,272,767,032	3,135,833,162
Net Asset Value - Class A	$1.00	$1.00	$1.00

See Notes to Financial Statements.

40 | Legg Mason Partners Institutional Trust 2008 Annual Report

Statements of operations

For the Year Ended May 31, 2008

	Western Asset Institutional Money Market Fund	Western Asset Institutional Government Money Market Fund	Western Asset Institutional Municipal Money Market Fund
INVESTMENT INCOME:
Interest	$209,416,340	$184,352,079	$95,903,167
EXPENSES:
Investment management fee (Note 2)	9,458,698	9,988,734	6,813,871
Registration fees	302,229	140,167	333,906
Legal fees	145,642	116,905	131,395
Trustees’ fees	73,648	71,440	45,758
Insurance	72,902	19,770	38,085
Shareholder reports	57,540	6,372	27,202
Audit and tax	41,110	28,802	30,994
Transfer agent fees	38,562	33,291	35,325
Custody fees	28,600	28,469	19,285
Miscellaneous expenses	17,696	55,270	19,229
Total Expenses	10,236,627	10,489,220	7,495,050
Less: Fee waivers and/or expense
reimbursements (Note 2)	(198,539)	(1,615,919)	(518,883)
Fees paid indirectly (Note 1)	(5,351)	(3,517)	(2,716)
Net Expenses	10,032,737	8,869,784	6,973,451
NET INVESTMENT INCOME	199,383,603	175,482,295	88,929,716
NET REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS (NOTE 1)	(446,045)	97,031	47,963
INCREASE IN NET ASSETS FROM OPERATIONS	$198,937,558	$175,579,326	$88,977,679

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 41

Statements of changes in net assets

Western Asset Institutional Money Market Fund

FOR THE YEARS ENDED MAY 31,	2008	2007
OPERATIONS:
Net investment income	$199,383,603	$246,672,141
Net realized loss	(446,045)	(77,020)
Increase in Net Assets From Operations	198,937,558	246,595,121
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(199,383,603)	(246,750,720)
Decrease in Net Assets From Distributions to Shareholders	(199,383,603)	(246,750,720)
FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	9,028,671,720	15,272,198,791
Reinvestment of distributions	182,808,388	227,558,600
Cost of shares repurchased	(11,278,027,359)	(14,497,828,830)
Increase (Decrease) in Net Assets From Fund Share Transactions	(2,066,547,251)	1,001,928,561
INCREASE (DECREASE) IN NET ASSETS	(2,066,993,296)	1,001,772,962
NET ASSETS:
Beginning of year	5,617,438,926	4,615,665,964
End of year	$3,550,445,630	$5,617,438,926

See Notes to Financial Statements.

42 | Legg Mason Partners Institutional Trust 2008 Annual Report

Western Asset Institutional Government Money Market Fund

FOR THE YEARS ENDED MAY 31,	2008	2007
OPERATIONS:
Net investment income	$175,482,295	$60,267,710
Net realized gain	97,031	9,452
Increase in Net Assets From Operations	175,579,326	60,277,162
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(175,482,295)	(60,284,324)
Net realized gains	(22,158)	—
Decrease in Net Assets From Distributions to Shareholders	(175,504,453)	(60,284,324)
FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	22,418,428,905	3,412,694,032
Reinvestment of distributions	163,364,048	55,939,972
Cost of shares repurchased	(16,628,697,409)	(2,868,711,988)
Increase in Net Assets From Fund Share Transactions	5,953,095,544	599,922,016
INCREASE IN NET ASSETS	5,953,170,417	599,914,854
NET ASSETS:
Beginning of year	1,319,667,766	719,752,912
End of year	$7,272,838,183	$1,319,667,766

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 43

Statements of changes in net assets continued

Western Asset Institutional Municipal Money Market Fund

FOR THE YEARS ENDED MAY 31,	2008	2007
OPERATIONS:
Net investment income	$88,929,716	$94,364,134
Net realized gain	47,963	24,107
Increase in Net Assets From Operations	88,977,679	94,388,241
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(88,978,478)	(94,364,134)
Net realized gains	(58,265)	—
Decrease in Net Assets From Distributions to Shareholders	(89,036,743)	(94,364,134)
FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	8,110,866,203	7,913,682,018
Reinvestment of distributions	82,832,708	87,591,647
Cost of shares repurchased	(8,212,376,828)	(7,404,052,924)
Increase (Decrease) in Net Assets From Fund Share Transactions	(18,677,917)	597,220,741
INCREASE (DECREASE) IN NET ASSETS	(18,736,981)	597,244,848
NET ASSETS:
Beginning of year	3,154,724,476	2,557,479,628
End of year	$3,135,987,495	$3,154,724,476

See Notes to Financial Statements.

44 | Legg Mason Partners Institutional Trust 2008 Annual Report

Financial highlights

Western Asset Institutional Money Market Fund

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MAY 31:
Class A shares	2008	2007	2006	2005	2004
NET ASSET VALUE,
BEGINNING OF YEAR	$1.000	$1.000	$1.000	$1.000	$1.000
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.044	0.051	0.039	0.019	0.009
Net realized gain (loss)[1]	(0.000)	(0.000)	0.000	0.000	0.000
Total income from operations	0.044	0.051	0.039	0.019	0.009
LESS DISTRIBUTIONS FROM:
Net investment income	(0.044)	(0.051)	(0.039)	(0.019)	(0.009)
Net realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total distributions	(0.044)	(0.051)	(0.039)	(0.019)	(0.009)
NET ASSET VALUE,
END OF YEAR	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[2]	4.54%	5.19%	3.96%	1.90%	0.91%
NET ASSETS,
END OF YEAR (millions)	$3,550	$5,617	$4,616	$3,202	$3,495
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.23%	0.24%[3]	0.26%	0.30%	0.30%
Net expenses[4,5]	0.23 [6]	0.23 [3]	0.22	0.22	0.23
Net investment income	4.57	5.08	3.96	1.87	0.91
1	Amount represents less than $0.001 per share.
2

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.24% and 0.23%, respectively.

4	Reflects fee waivers and/or expense reimbursements.
5	As a result of a voluntary expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.23%.
6	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 45

Financial highlights continued

Western Asset Institutional Government Money Market Fund

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MAY 31:
Class A shares	2008	2007	2006	2005	2004 [1]
NET ASSET VALUE,
BEGINNING OF YEAR	$1.000	$1.000	$1.000	$1.000	$1.000
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.041	0.050	0.038	0.018	0.009
Net realized gain (loss)[2]	0.000	0.000	(0.000)	0.000	0.000
Total income from operations	0.041	0.050	0.038	0.018	0.009
LESS DISTRIBUTIONS FROM:
Net investment income	(0.041)	(0.050)	(0.038)	(0.018)	(0.009)
Net realized gains	(0.000)[2]	—	—	—	(0.000)[2]
Total distributions	(0.041)	(0.050)	(0.038)	(0.018)	(0.009)
NET ASSET VALUE,
END OF YEAR	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	4.18%	5.14%	3.85%	1.83%	0.86%
NET ASSETS,
END OF YEAR (millions)	$7,273	$1,320	$720	$958	$1,184
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.22%	0.29%[4]	0.32%	0.32%	0.32%
Net expenses[5,6]	0.19 [7]	0.23 [4]	0.22	0.23	0.23
Net investment income	3.71	5.03	3.77	1.66	0.86
1	Per share amounts have been calculated using the average shares method.
2	Amount represents less than $0.001 per share.
3

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

4

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.29% and 0.23%, respectively.

5	As a result of a voluntary expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.23%.
6	Reflects fee waivers and/or expense reimbursements.
7	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

46 | Legg Mason Partners Institutional Trust 2008 Annual Report

Western Asset Institutional Municipal Money Market Fund

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MAY 31:
Class A shares	2008	2007	2006	2005	2004
NET ASSET VALUE,
BEGINNING OF YEAR	$1.000	$1.000	$1.000	$1.000	$1.000
INCOME FROM OPERATIONS:
Net investment income	0.029	0.034	0.027	0.015	0.008
Net realized gain (loss)[1]	0.000	0.000	(0.000)	0.000	(0.000)
Total income from operations	0.029	0.034	0.027	0.015	0.008
LESS DISTRIBUTIONS FROM:
Net investment income	(0.029)	(0.034)	(0.027)	(0.015)	(0.008)
Net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Total distributions	(0.029)	(0.034)	(0.027)	(0.015)	(0.008)
NET ASSET VALUE,
END OF YEAR	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[2]	2.98%	3.46%	2.69%	1.50%	0.81%
NET ASSETS,
END OF YEAR (millions)	$3,136	$3,155	$2,557	$2,085	$1,884
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.25%	0.25%[3]	0.27%	0.31%	0.30%
Net expenses[4,5]	0.23 [6]	0.23 [3]	0.22	0.23	0.23
Net investment income	2.93	3.41	2.68	1.51	0.81
1	Amount represents less than $0.001 per share.
2

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.25% and 0.23%, respectively.

4	Reflects fee waivers and/or expense reimbursements.
5	As a result of a voluntary expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.23%.
6	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2008 Annual Report | 47

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”), Western Asset Institutional Government Money Market Fund (“Institutional Government Money Market Fund”) and Western Asset Institutional Municipal Money Market Fund (“Institutional Municipal Money Market Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fees paid indirectly. The Funds’ custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Funds. The amount is shown as a reduction of expenses on the Statement of Operations.

(d) Credit and market risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are

48 | Legg Mason Partners Institutional Trust 2008 Annual Report

materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Funds. As of the date of this report, the Funds continued to meet the requirements of Rule 2a-7 that permit the Funds to utilize amortized cost to value their securities.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to shareholders. Distributions from net investment income on the shares of each of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

Fund	Undistributed Net Investment Income	Paid-in Capital
Institutional Municipal Money Market Fund (a)	$48,762	$(48,762)

(a)	Reclassifications are primarily due to certain expenses that are not deductible for tax purposes.

Legg Mason Partners Institutional Trust 2008 Annual Report | 49

Notes to financial statements continued

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.

During the year ended May 31, 2008, the Funds had a voluntary expense limitation in place not to exceed an annual rate of 0.23% of the average daily net assets of Class A shares of each Fund.

During the year ended May 31, 2008, LMPFA waived a portion of its fees in the amount of $198,539, $1,615,919 and $518,883 for the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Municipal Money Market Fund, respectively.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Funds during the same fiscal year if the Funds’ total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Funds’ prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Funds, in the Funds’ total annual operating expenses exceeding the expense cap.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Funds.

50 | Legg Mason Partners Institutional Trust 2008 Annual Report

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At May 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	YEAR ENDED MAY 31, 2008	YEAR ENDED MAY 31, 2007
Institutional Money Market Fund - Class A
Shares sold	9,028,671,720	15,272,198,791
Shares issued on reinvestment	182,808,388	227,558,600
Shares repurchased	(11,278,027,359)	(14,497,828,830)
Net increase (decrease)	(2,066,547,251)	1,001,928,561
Institutional Government Money Market Fund - Class A
Shares sold	22,418,428,905	3,412,694,032
Shares issued on reinvestment	163,364,048	55,939,972
Shares repurchased	(16,628,697,409)	(2,868,711,988)
Net increase	5,953,095,544	599,922,016
Institutional Municipal Money Market Fund - Class A
Shares sold	8,110,866,203	7,913,682,018
Shares issued on reinvestment	82,832,708	87,591,647
Shares repurchased	(8,212,376,828)	(7,404,052,924)
Net increase (decrease)	(18,677,917)	597,220,741

Because the Funds have maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

Legg Mason Partners Institutional Trust 2008 Annual Report |  51

Notes to financial statements continued

4. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Funds have made the following distributions:

RECORD DATE	PAYABLE DATE	INSTITUTIONAL MONEY MARKET FUND - CLASS A	INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - CLASS A	INSTITUTIONAL MUNICIPAL MONEY MARKET FUND - CLASS A
Daily	6/30/2008	$0.002087	$0.001713	$0.001243

The tax character of distributions paid during the fiscal year ended May 31, 2008 were as follows:

	INSTITUTIONAL MONEY MARKET FUND	INSTITUTIONAL GOVERNMENT MONEY MARKET FUND	INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
Distributions paid from:
Tax-exempt income	—	—	$88,829,918
Ordinary income	$199,383,603	$175,504,453	148,560
Net-Long-term capital gains	—	—	58,265
Total taxable distributions	199,383,603	175,504,453	206,825
Total distributions paid	$199,383,603	$175,504,453	$89,036,743

The tax character of distributions paid during the fiscal year ended May 31, 2007 were as follows:

	INSTITUTIONAL MONEY MARKET FUND	INSTITUTIONAL GOVERNMENT MONEY MARKET FUND	INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
Distributions paid from:
Tax-exempt income	—	—	$94,364,134
Ordinary income	$246,750,720	$60,284,324	—
Total taxable distributions	246,750,720	60,284,324	—
Total distributions paid	$246,750,720	$60,284,324	$94,364,134

As of May 31, 2008, there were no significant differences between the book and tax components of net assets.

During the taxable year ended May 31, 2008, Institutional Government Money Market Fund utilized $3,722 of its capital loss carryovers available from prior years. As of May 31, 2008, the Institutional Money Market Fund had, for federal income tax purposes, a net capital loss carryforward of $126,357, which $73,166 expires in 2015 and $53,191 expires in 2016, respectively. These amounts will be available to offset any future taxable capital gains.

52 | Legg Mason Partners Institutional Trust 2008 Annual Report

5. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Funds, and CGM a former distributor of the Funds, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1,

Legg Mason Partners Institutional Trust 2008 Annual Report | 53

Notes to financial statements continued

2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

6. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Funds and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the

54 | Legg Mason Partners Institutional Trust 2008 Annual Report

court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

Legg Mason Partners Institutional Trust 2008 Annual Report | 55

Notes to financial statements continued

7. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

56 | Legg Mason Partners Institutional Trust 2008 Annual Report

8. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Funds’ valuation policies as a result of adopting FAS 157. Each Fund will implement the disclosure requirements beginning with its August 31, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

9. Subsequent event

Capital Support Arrangement for Certain Holdings

Institutional Money Market Fund (the “Fund”) was provided or entered into a capital support arrangement for certain of its holdings subsequent to the end of the reporting period. As a result, the aggregate market value of the Fund’s holdings increased. This arrangement is described below.

On June 30, 2008, the Fund entered into a Capital Support Agreement (“CSA”) with Legg Mason, Inc. (“Legg Mason”), and LM Capital Support V, LLC, a wholly owned subsidiary of Legg Mason (collectively with Legg Mason, Inc., “LM”). The CSA provides support in the maximum amount $20,000,000 for the Fund’s holdings of Axon Financial Funding LLC. The LM subsidiary has established a segregated account at the Fund’s custodian bank to secure LM’s obligations under the CSA.

Under the terms of the CSA the Fund would be paid a capital contribution, up to the maximum amount committed in the CSA, if (i) a loss is realized from a sale of the subject security (collectively with any securities received in exchange therefore, or as replacement thereof that do not qualify as “Eligible Securities” under Rule 2a-7(a)(10), “Eligible Notes”); (ii) a loss results upon final payment on the Eligible Notes; (iii) a court orders a discharge of the Eligible Notes issuer from liability that provides for payments that will result in a loss; or (iv) a loss

Legg Mason Partners Institutional Trust 2008 Annual Report | 57

Notes to financial statements continued

occurs in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10).

The CSA terminates no later than March 31, 2009 and requires the Fund to promptly sell any Eligible Notes it holds on the immediately preceding business day. The CSA also permits LM to purchase the Eligible Notes under certain circumstances at a price which is the greater of amortized cost or market value.

As of June 30, 2008, the amortized cost and the fair market value of the Fund’s holdings of Axon Financial Funding LLC were $50,000,000 and $39,930,000, respectively.

58 | Legg Mason Partners Institutional Trust 2008 Annual Report

Report of independent registered public

accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Institutional Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Western Asset Institutional Money Market Fund, Western Asset Institutional Government Money Market Fund and Western Asset Institutional Municipal Money Market Fund, each a series of Legg Mason Partners Institutional Trust, as of May 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Institutional Money Market Fund, Western Asset Institutional Government Money Market Fund and Western Asset Institutional Municipal Money Market Fund as of May 31, 2008, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York July 25, 2008

Legg Mason Partners Institutional Trust 2008 Annual Report | 59

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of the Western Asset Institutional Money Market Fund, Western Asset Institutional Government Money Market Fund and Western Asset Institutional Municipal Money Market Fund (the “Funds”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

NON-INTERESTED TRUSTEES

ELLIOTT J. BERV c/o R. Jay Gerken Legg Mason & Co., LLC (“Legg Mason”) 620 Eighth Avenue New York, NY 10018
Birth year	1943
Position(s) held
with Fund	Trustee
Term of office[1] and
length of time served[2]	Since 1989
Principal	President and Chief Executive Officer, Catalyst (consulting) (since 1984);
occupation(s) during	Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
past five years
Number of portfolios
in fund complex over-	68
seen by Trustee
Other board member-	Board Member, American Identity Corp. (doing business as Morpheus
ships held by Trustee	Technologies) (biometric information management) (since 2001); Director,
Lapoint Industries (industrial fitter company) (since 2002); Director,
Alzheimer’s Association (New England Chapter) (since 1998)
A. BENTON COCANOUGHER c/o R. Jay Gerken Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1938
Position(s) held
with Fund	Trustee
Term of office[1] and
length of time served[2]	Since 1991
Principal	Dean Emeritus and Professor, Texas A&M University (since 2004);
occupation(s) during	Formerly, Interim Chancellor, Texas A&M University System (2003 to 2004);
past five years	Formerly, Special Advisor to the President, Texas A&M University (2002 to
2003)
Number of portfolios
in fund complex over-	68
seen by Trustee
Other board member-	None
ships held by Trustee

60 | Legg Mason Partners Institutional Trust

JANE F. DASHER c/o R. Jay Gerken Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1949
Position(s) held
with Fund	Trustee
Term of office[1] and
length of time served[2]	Since 1999
Principal
occupation(s) during	Chief Financial Officer, Korsant Partners, LLC (a family investment company)
past five years
Number of portfolios
in fund complex over-	68
seen by Trustee
Other board member-	None
ships held by Trustee
MARK T. FINN c/o R. Jay Gerken Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1943
Position(s) held
with Fund	Trustee
Term of office[1] and
length of time served[2]	Since 1989
Principal	Adjunct Professor, College of William & Mary (since 2002); Principal/
occupation(s) during	Member Balvan Partners (investment management) (since 2002);
past five years	Chairman, Chief Executive Officer and Owner, Vantage Consulting Group,
Inc. (investment management) (since 1988)
Number of portfolios
in fund complex over-	68
seen by Trustee
Other board member-	None
ships held by Trustee
RAINER GREEVEN c/o R. Jay Gerken Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1936
Position(s) held
with Fund	Trustee
Term of office[1] and
length of time served[2]	Since 1994
Principal	Attorney, Rainer Greeven PC; President and Director, 62nd Street East
occupation(s) during	Corporation (real estate) (since 2002)
past five years
Number of portfolios
in fund complex over-	68
seen by Trustee
Other board member-	None
ships held by Trustee

Legg Mason Partners Institutional Trust | 61

Additional information (unaudited) continued

Information about Trustees and Officers

STEPHEN R. GROSS
c/o R. Jay Gerken Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1947
Position(s) held	Trustee
with Fund
Term of office[1] and	Since 1986
length of time served[2]

Principal	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1979); Treasurer, Coventry
occupation(s) during	Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead
past five years	Ventures, LLC (technology accelerator) (1998 to 2003)
Number of portfolios
in fund complex over-	68
seen by Trustee
Other board member-	Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, United Telesis, Inc.
ships held by Trustee	(telecommunications) (1997 to 2002); Formerly, Director, ebank Financial Services,
Inc. (1997 to 2004)
RICHARD E. HANSON, JR.
c/o R. Jay Gerken Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1941
Position(s) held	Trustee
with Fund
Term of office[1] and	Since 1985
length of time served[2]
Principal	Retired; Formerly, Headmaster, The New Atlanta Jewish Community
occupation(s) during	High School, Atlanta, Georgia (1996 to 2000)
past five years
Number of portfolios
in fund complex over-	68
seen by Trustee
Other board member-	None
ships held by Trustee
DIANA R. HARRINGTON
c/o R. Jay Gerken Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1940
Position(s) held	Trustee
with Fund
Term of office[1] and	Since 1992
length of time served[2]
Principal
occupation(s) during	Professor, Babson College (since 1992)
past five years
Number of portfolios
in fund complex over-	68
seen by Trustee
Other board member-	None
ships held by Trustee

62 | Legg Mason Partners Institutional Trust

SUSAN M. HEILBRON
c/o R. Jay Gerken Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1945
Position(s) held	Trustee
with Fund
Term of office[1] and	Since 1994
length of time served[2]
Principal
occupation(s) during	Independent Consultant (since 2001)
past five years
Number of portfolios
in fund complex over-	68
seen by Trustee
Other board member-	None
ships held by Trustee
SUSAN B. KERLEY
c/o R. Jay Gerken Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held	Trustee
with Fund
Term of office[1] and	Since 1992
length of time served[2]
Principal	Investment Consulting Partner, Strategic Management Advisers, LLC (investment
occupation(s) during	consulting) (since 1990)
past five years
Number of portfolios
in fund complex over-	68
seen by Trustee
Other board member-	Chairman since 2005 and Trustee since 2000, Eclipse Funds (3 funds); Chairman
ships held by Trustee	since 2005 and Director since 1990, Eclipse Funds Inc. (23 funds); Chairman and
Director, ICAP Funds, Inc. (4 funds) (since 2006); Chairman and Trustee, The
MainStay Funds (21 funds) (since June 2007); and Chairman and Director,
MainStay VP Series Fund, Inc. (24 funds) (since June 2007)
ALAN G. MERTEN
c/o R. Jay Gerken Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1941
Position(s) held	Trustee
with Fund
Term of office[1] and	Since 1990
length of time served[2]
Principal
occupation(s) during	President, George Mason University (since 1996)
past five years
Number of portfolios
in fund complex over-	68
seen by Trustee
Other board member-	Director of Cardinal Financial Corporation (since 2006); Trustee, First Potomac
ships held by Trustee	Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation
(information technology) (2004 to 2006); Formerly, Director, Digital Net
Holdings, Inc. (2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

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Additional information (unaudited) continued

Information about Trustees and Officers

R. RICHARDSON PETTIT
c/o R. Jay Gerken Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1942
Position(s) held	Trustee
with Fund
Term of office[1] and	Since 1990
length of time served[2]
Principal
occupation(s) during	Formerly, Duncan Professor of Finance, University of Houston (1977 to 2006)
past five years
Number of portfolios
in fund complex over-	68
seen by Trustee
Other board member-	None
ships held by Trustee
INTERESTED TRUSTEE
R. JAY GERKEN, CFA[3]
Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held	Trustee President, Chairman and Chief Executive Officer
with Fund
Term of office[1] and	Since 2002
length of time served[2]
Principal occupation(s) during past five years

Managing Director of Legg Mason; Chairman of the Board and Trustee/Director of 153 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”) (2002 to 2005); formerly Chairman, President and Chief Executive Officer of Travelers Investment Adviser Inc. (“TIA”) (2002 to 2005)

Number of portfolios
in fund complex over-	138
seen by Trustee
Other board member-	Trustee, Consulting Group Capital Market Funds (from 2002 to 2006)
ships held by Trustee
OFFICERS
FRANCES M. GUGGINO
Legg Mason 55 Water Street New York, NY 10041
Birth year	1957
Position(s) held	Chief Financial Officer and Treasurer
with Fund
Term of office[1] and	Since 2004
length of time served[2]
Principal occupation(s) during past five years

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Legg Mason (from 1999 to 2004)

64 | Legg Mason Partners Institutional Trust

TED P. BECKER
Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held	Chief Compliance Officer
with Fund
Term of office[1] and	Since 2006
length of time served[2]
Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Formerly, Managing Director of Compliance at Legg Mason or its predecessor (from 2002 to 2005)

JOHN CHIOTA
Legg Mason 300 First Stamford Place, 4th Floor Stamford, CT 06902
Birth year	1968
Position(s) held	Chief Anti-Money Laundering Compliance Officer
with Fund
Term of office[1] and	Since 2006
length of time served[2]
Principal occupation(s) during past five years

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to 2004, Chief AML Compliance Officer with TD Waterhouse

ROBERT I. FRENKEL
Legg Mason 300 First Stamford Place Stamford, CT 06902
Birth year	1954
Position(s) held	Secretary and Chief Legal Officer
with Fund
Term of office[1] and	Since 2003
length of time served[2]
Principal occupation(s) during past five years

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); formerly, Secretary of CFM (from 2001 to 2004)

THOMAS C. MANDIA
Legg Mason 300 First Stamford Place Stamford, CT 06902
Birth year	1962
Position(s) held	Assistant Secretary
with Fund
Term of office[1] and	Since 2000
length of time served[2]
Principal occupation(s) during past five years

Managing Director and Deputy Counsel of Legg Mason & Co. (since 2005); Managing Director and Deputy General Counsel for CAM (from 1992 to 2005); Assistant Secretary of certain mutual funds associated with Legg Mason

Legg Mason Partners Institutional Trust | 65

Additional information (unaudited) continued

Information about Trustees and Officers

DAVID CASTANO
Legg Mason 55 Water Street New York, NY 10041
Birth year	1971
Position(s) held	Controller
with Fund
Term of office[1] and	Since 2007
length of time served[2]
Principal	Vice President of Legg Mason (since 2008); Controller of certain mutual funds associated with
occupation(s) during	Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from
past five years	2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004);
Accounting Manager at Citigroup Asset Management (prior to 2003)
MATTHEW PLASTINA
Legg Mason 55 Water Street New York, NY 10041
Birth year	1970
Position(s) held	Controller
with Fund
Term of office[1] and	Since 2007
length of time served[2]
Principal	Vice President of Legg Mason (since 2008); Assistant Vice President of Legg Mason or its
occupation(s) during	predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason
past 5 years	(since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason
(from 2002 to 2007)
1	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
2	Indicates the earliest year in which the Trustee or Officer became a Board Member or Officer, as applicable, for a fund in the Legg Mason Partners fund complex.
3	Mr. Gerken is an “interested person” of the Funds as defined in the 1940 Act, as amended, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

66 | Legg Mason Partners Institutional Trust

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended May 31, 2008:

	INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
Distributions paid:	June 2007 - October 2007	November 30, 2007	December 2007 - January 2008	February 2008 - May 2008
Tax-exempt interest	100.00%	99.35%	100.00%	99.30%
Ordinary income	—	—	—	0.70%
Long-term capital gain	—	0.65%	—	—

	INSTITUTIONAL MONEY MARKET FUND		INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
Distributions paid:	June 2007 - December 2007	January 2008 - May 2008	June 2007 - December 2007	January 2008 - May 2008
Interest from federal obligations	—	3.97%	31.90%	43.23%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is applicable to non-U.S. resident shareholders:

70% and 100% of the ordinary income distributions paid monthly by Institutional Money Market Fund and Institutional Government Money Market Fund, respectively, represent Qualified Net Investment Income and Qualified Short-Term Gain eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Please retain this information for your records.

Legg Mason Partners Institutional Trust | 67

Western Asset Institutional Money Market Fund Western Asset Institutional Government Money Market Fund Western Asset Institutional Municipal Money Market Fund

Trustees	Distributor
Elliott J. Berv	Legg Mason Investor Services, LLC
A. Benton Cocanougher	Custodian
Jane F. Dasher
Mark T. Finn	State Street Bank and Trust
R. Jay Gerken, CFA	Company
Chairman	Transfer agent
Rainer Greeven
Stephen R. Gross	PNC Global Investment Servicing
Richard E. Hanson, Jr.	(formerly, PFPC Inc.)
Diana R. Harrington	4400 Computer Drive
Susan M. Heilbron	Westborough,
Susan B. Kerley	Massachusetts 01581
Alan G. Merten	Independent registered
R. Richardson Pettit
Investment manager	public accounting firm
KPMG LLP
Legg Mason Partners Fund	345 Park Avenue
Advisor, LLC	New York, New York 10154
Subadviser

Western Asset Management
Company

Western Asset Institutional Money Market Fund
Western Asset Institutional Government Money Market Fund
Western Asset Institutional Municipal Money Market Fund

The Funds are separate investment series of Legg Mason Partners Institutional Trust, a Maryland business trust.

LEGG MASON PARTNERS INSTITUTIONAL TRUST
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Shareholder Services at 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the above noted Funds of Legg Mason Partners Institutional Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•   Each was purposefully chosen for their commitment to investment excellence.

•   Each is focused on specific investment styles and asset classes.

•   Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*      Ranked ninth-largest money manager in 2008, based on 12/31/07 assets under management, according to Pensions & Investments, May 2008.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX010006 7/08  SR08-608

NOT PART OF THE ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2007 and May 31, 2008 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $71,800 in 2007 and $76,600 in 2008.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2007 and $13,500 in 2008. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectuses, Supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Institutional Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Institutional Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to July 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $15,600 in 2007 and $0 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Institutional Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee July implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes July impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter,

permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services July not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2007 and 2008; Tax Fees were 100% and 0% for 2007 and 2008; and Other Fees were 100% and 0% for 2007 and 2008.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2008.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act.The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer N. K. Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this eport that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-+15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: August 7, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: August 7, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date: August 7, 2008